UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

ITEM 1.     REPORTS TO STOCKHOLDERS.

1

Semiannual Report

March 31, 2015

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Fund

Waddell & Reed Advisors Cash Management

CONTENTS

Waddell & Reed Advisors Funds

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2015

PRESIDENT’S LETTER

Waddell & Reed Advisors Funds	MARCH 31, 2015 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder,

Over the six months since our last report to you, we saw gradual improvement in the U.S. economy, modest declines in Europe, and slowing growth in Japan and China. Geopolitical tensions rose in the Middle East and Eastern Europe. Financial markets overall performed relatively well, albeit with intermittent volatility.

In fixed income markets, central bank policy and economic weakness drove already-low yields even lower. Central banks around the world took unprecedented measures to address growth concerns. Diving oil prices gave rise to concerns about deflation risk and possible energy-related defaults in the high-yield sector.

These issues have tested investors and added a level of complexity to the Federal Reserve’s (Fed’s) policy decisions. Fed officials have indicated the central bank would like to begin raising interest rates this year. However, the Fed has not previously faced an environment with negative interest rates in other parts of the world or the level of liquidity we now see in the system. The concern is that any rise in rates could negatively impact the financial markets and derail the recovery. These concerns already may have pushed a rate hike many expected to occur in the summer of 2015 into at least the fall, and possibly into 2016.

We will closely monitor not only the economic data that will contribute to the Fed’s interest rate decisions, but also the outside pressures that continue to influence the market over the months ahead. While challenges remain, we do see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	3/31/15	9/30/14
S&P 500 Index	2,067.89	1,972.29
MSCI EAFE Index	1,849.34	1,846.08
10-Year Treasury Yield	1.94%	2.52%
U.S. unemployment rate	5.50%	5.90%
30-year fixed mortgage rate	3.70%	4.30%
Oil price per barrel	$47.60	$91.16

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Waddell & Reed Advisors Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2015	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds (UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2015.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 on the Friday prior to the last week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 9-30-14	Ending Account Value 3-31-15	Expenses Paid During Period*	Beginning Account Value 9-30-14	Ending Account Value 3-31-15	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Bond Fund
Class A	$1,000	$1,028.50	$4.87	$1,000	$1,020.16	$4.85	0.96%
Class B**	$1,000	$1,020.50	$11.42	$1,000	$1,013.66	$11.38	2.26%
Class C	$1,000	$1,022.10	$9.50	$1,000	$1,015.52	$9.47	1.89%
Class Y	$1,000	$1,028.40	$3.35	$1,000	$1,021.63	$3.34	0.66%
Cash Management
Class A	$1,000	$1,000.10	$0.80	$1,000	$1,024.10	$0.81	0.17%
Class B**	$1,000	$1,000.00	$0.80	$1,000	$1,024.10	$0.81	0.17%
Class C**	$1,000	$1,000.00	$0.80	$1,000	$1,024.10	$0.81	0.17%
Global Bond Fund
Class A	$1,000	$965.60	$5.80	$1,000	$1,019.08	$5.96	1.17%
Class B**	$1,000	$961.90	$12.26	$1,000	$1,012.43	$12.58	2.51%
Class C	$1,000	$962.00	$9.52	$1,000	$1,015.23	$9.77	1.95%
Class Y	$1,000	$967.10	$3.93	$1,000	$1,020.90	$4.04	0.81%

4	SEMIANNUAL REPORT	2015

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 9-30-14	Ending Account Value 3-31-15	Expenses Paid During Period*	Beginning Account Value 9-30-14	Ending Account Value 3-31-15	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Government Securities Fund
Class A	$1,000	$1,020.20	$5.15	$1,000	$1,019.81	$5.15	1.03%
Class B**	$1,000	$1,014.30	$11.08	$1,000	$1,013.98	$11.08	2.20%
Class C	$1,000	$1,016.00	$9.37	$1,000	$1,015.65	$9.37	1.86%
Class Y	$1,000	$1,021.90	$3.54	$1,000	$1,021.45	$3.54	0.70%
High Income Fund
Class A	$1,000	$999.70	$5.00	$1,000	$1,019.94	$5.05	1.00%
Class B**	$1,000	$994.00	$10.77	$1,000	$1,014.18	$10.88	2.16%
Class C	$1,000	$995.70	$8.88	$1,000	$1,016.05	$8.97	1.78%
Class Y	$1,000	$1,001.00	$3.70	$1,000	$1,021.27	$3.74	0.73%
Municipal Bond Fund
Class A	$1,000	$1,020.70	$4.34	$1,000	$1,020.59	$4.34	0.87%
Class B**	$1,000	$1,015.90	$9.17	$1,000	$1,015.83	$9.17	1.83%
Class C	$1,000	$1,015.10	$8.77	$1,000	$1,016.23	$8.77	1.75%
Municipal High Income Fund
Class A	$1,000	$1,030.20	$4.47	$1,000	$1,020.52	$4.45	0.89%
Class B**	$1,000	$1,025.30	$9.42	$1,000	$1,015.66	$9.37	1.86%
Class C	$1,000	$1,025.90	$8.71	$1,000	$1,016.34	$8.67	1.72%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2015, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

2015	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS

Bond Fund	ALL DATA IS AS OF MARCH 31, 2015 (UNAUDITED)

Asset Allocation

Bonds	94.6%
Corporate Debt Securities	70.7%
United States Government and Government Agency Obligations	22.0%
Other Government Securities	1.0%
Municipal Bonds–Taxable	0.8%
Mortgage-Backed Securities	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.4%

Lipper Rankings

Category: Lipper Corporate Debt Funds A Rated	Rank	Percentile
1 Year	46/51	89
3 Year	42/45	92
5 Year	36/41	86
10 Year	27/34	78

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	85.2%
AAA	0.7%
AA	24.6%
A	27.8%
BBB	32.1%
Non-Investment Grade	9.4%
BB	4.8%
B	0.8%
Below CCC	0.1%
Non-rated	3.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.4%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

6	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary
Apparel Retail – 1.4%
Limited Brands, Inc.:
8.500%, 6–15–19	$3,000	$3,599
7.000%, 5–1–20	10,676	12,304
5.625%, 2–15–22	1,710	1,881

		17,784

Apparel, Accessories & Luxury Goods – 0.5%
Hanesbrands, Inc., 6.375%, 12–15–20	6,158	6,535

Automobile Manufacturers – 1.4%
BorgWarner, Inc., 3.375%, 3–15–25	5,000	5,146
General Motors Co.:
3.500%, 10–2–18	3,980	4,078
5.000%, 4–1–35	8,000	8,537

		17,761

Automotive Retail – 0.6%
AutoZone, Inc., 1.300%, 1–13–17	7,500	7,514

Cable & Satellite – 2.1%
Comcast Cable Communications, Inc., 8.500%, 5–1–27	5,250	7,619
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	6,750	7,513
3.800%, 3–15–22	2,881	2,986
3.950%, 1–15–25	3,365	3,467
Time Warner Cable, Inc., 5.850%, 5–1–17	5,035	5,475

		27,060

Department Stores – 0.6%
May Department Stores Co. (The), 7.450%, 10–15–16	6,600	7,202

Education Services – 0.3%
Trustees of Princeton University (The), 4.950%, 3–1–19	3,000	3,360

General Merchandise Stores – 0.9%
Dollar General Corp., 3.250%, 4–15–23	12,000	11,661

Home Improvement Retail – 1.2%
Home Depot, Inc. (The), 4.400%, 4–1–21	14,135	15,976

Homebuilding – 1.0%
Toll Brothers Finance Corp., 4.375%, 4–15–23	12,945	13,075

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Household Appliances – 0.2%
Controladora Mabe S.A. de C.V., 6.500%, 12–15–15 (A)	$2,000	$2,054

Internet Retail – 1.4%
Amazon.com, Inc., 4.800%, 12–5–34	16,470	18,064

Restaurants – 0.6%
McDonald’s Corp., 5.350%, 3–1–18	6,700	7,473

Total Consumer Discretionary – 12.2%		155,519
Consumer Staples Brewers – 2.0%
Anheuser–Busch InBev Worldwide, Inc., 1.375%, 7–15–17	8,046	8,094
SABMiller plc, 6.500%, 7–15–18 (A)	15,000	17,171

		25,265

Drug Retail – 0.3%
Walgreen Co., 1.800%, 9–15–17	4,000	4,040

Food Retail – 0.1%
Kroger Co. (The), 6.400%, 8–15–17	1,080	1,204

Household Products – 1.1%
Procter & Gamble Co. (The), 8.000%, 9–1–24	10,000	13,978

Packaged Foods & Meats – 1.4%
General Mills, Inc., 1.400%, 10–20–17	8,800	8,822
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 2.650%, 8–15–19	9,765	9,999

		18,821

Total Consumer Staples – 4.9%		63,308
Energy
Coal & Consumable Fuels – 0.1%
Peabody Energy Corp., 6.500%, 9–15–20	3,000	1,823

Oil & Gas Equipment & Services – 1.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	5,000	5,779
Halliburton Co.:
6.150%, 9–15–19	7,000	8,224
6.750%, 2–1–27	4,950	6,298

		20,301

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 2.7%
BP Capital Markets plc, 1.674%, 2–13–18	$10,500	$10,548
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11–15–34	10,500	11,161
EQT Corp.:
8.125%, 6–1–19	8,081	9,654
4.875%, 11–15–21	3,000	3,157

		34,520

Oil & Gas Storage & Transportation – 2.0%
Copano Energy LLC and Copano Energy Finance Corp., 7.125%, 4–1–21	1,789	1,931
El Paso Corp., 7.000%, 6–15–17	3,000	3,309
Plains All American Pipeline L.P. and PAA Finance Corp., 3.600%, 11–1–24	12,500	12,550
Tennessee Gas Pipeline Co., 7.000%, 3–15–27	6,000	7,293

		25,083

Total Energy – 6.4%		81,727
Financials
Asset Management & Custody Banks – 0.9%
Ares Capital Corp., 3.875%, 1–15–20	11,635	11,839

Consumer Finance – 3.0%
Capital One N.A., 2.400%, 9–5–19	12,000	12,048
Discover Financial Services, 3.950%, 11–6–24	11,900	12,238
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.500%, 7–10–19	3,400	3,491
Western Union Co. (The), 3.650%, 8–22–18	10,000	10,500

		38,277

Diversified Banks – 3.1%
Bank of America Corp., 5.650%, 5–1–18	8,000	8,873
Bank of Nova Scotia (The), 1.250%, 4–11–17	9,920	9,946
U.S. Bank N.A., 1.350%, 1–26–18	8,000	8,030
Wachovia Corp., 5.750%, 6–15–17	12,000	13,196

		40,045

Investment Banking & Brokerage – 2.5%
Goldman Sachs Group, Inc. (The), 2.375%, 1–22–18	11,542	11,776
Merrill Lynch & Co., Inc., 6.400%, 8–28–17	5,969	6,615

2015	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage (Continued)
Morgan Stanley:
5.950%, 12–28–17	$8,000	$8,868
3.700%, 10–23–24	4,000	4,170

		31,429

Life & Health Insurance – 2.0%
Aflac, Inc., 3.625%, 11–15–24	9,250	9,694
MetLife, Inc., 6.817%, 8–15–18	13,000	15,149

		24,843

Other Diversified Financial Services – 3.7%
Citigroup, Inc.:
1.300%, 11–15–16	7,000	7,010
2.550%, 4–8–19	4,670	4,761
Fidelity National Financial, Inc., 6.600%, 5–15–17	11,430	12,486
JPMorgan Chase & Co., 6.000%, 1–15–18	12,000	13,421
TIAA Asset Management Finance Co. LLC, 4.125%, 11–1–24 (A)	9,600	10,133

		47,811

Regional Banks – 1.1%
PNC Bank N.A.:
1.500%, 2–23–18	8,500	8,530
3.300%, 10–30–24	5,500	5,714

		14,244

Specialized REITs – 0.9%
Aircastle Ltd., 5.500%, 2–15–22	8,409	8,945
Crown Castle International Corp., 5.250%, 1–15–23	2,844	2,986

		11,931

Total Financials – 17.2%		220,419
Health Care
Biotechnology – 0.9%
Amgen, Inc.:
1.250%, 5–22–17	6,000	5,994
6.150%, 6–1–18	2,911	3,322
5.700%, 2–1–19	2,000	2,287

		11,603

Health Care Equipment – 1.0%
Medtronic, Inc., 4.375%, 3–15–35 (A)	12,060	13,169

Health Care Services – 0.8%
Medco Health Solutions, Inc., 7.125%, 3–15–18	9,000	10,373

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals – 1.5%
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.), 2.350%, 3–12–18	$5,100	$5,168
Mylan, Inc., 1.350%, 11–29–16	13,194	13,175

		18,343

Total Health Care – 4.2%		53,488
Industrials
Aerospace & Defense – 1.7%
BAE Systems Finance, Inc., 7.500%, 7–1–27 (A)	2,600	3,562
BAE Systems Holdings, Inc., 3.800%, 10–7–24 (A)	5,000	5,249
BAE Systems plc, 3.500%, 10–11–16 (A)	6,809	7,035
Honeywell International, Inc., 5.000%, 2–15–19	5,000	5,631

		21,477

Airlines – 0.4%
Southwest Airlines Co., 5.125%, 3–1–17	4,720	5,046

Construction Machinery & Heavy Trucks – 1.2%
Joy Global, Inc., 6.000%, 11–15–16	14,350	15,396

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc., 5.375%, 12–15–21	10,352	10,533

Environmental & Facilities Services – 1.6%
Waste Management, Inc.:
6.100%, 3–15–18	8,000	9,033
7.100%, 8–1–26	8,460	11,496

		20,529

Industrial Conglomerates – 1.0%
General Electric Capital Corp.:
5.625%, 9–15–17	6,000	6,634
6.000%, 8–7–19	5,000	5,841

		12,475

Railroads – 0.2%
Burlington Northern Santa Fe LLC, 3.400%, 9–1–24	2,275	2,374

Trading Companies & Distributors – 0.7%
HD Supply, Inc., 5.250%, 12–15–21 (A)	8,247	8,495

Trucking – 0.2%
Penske Truck Leasing Co. L.P., 2.875%, 7–17–18 (A)	3,000	3,068

Total Industrials – 7.8%		99,393

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Information Technology
Data Processing & Outsourced Services – 1.6%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	$8,428	$8,723
6.375%, 4–1–20 (A)	5,685	5,884
5.375%, 8–1–22 (A)	5,191	5,178

		19,785

Electronic Equipment & Instruments – 1.2%
Xerox Corp., 6.350%, 5–15–18	14,100	15,946

Electronic Manufacturing Services – 1.3%
Jabil Circuit, Inc.:
8.250%, 3–15–18	9,350	10,823
5.625%, 12–15–20	5,480	5,987

		16,810

Internet Software & Services – 0.7%
Alibaba Group Holding Ltd., 3.600%, 11–28–24 (A)	8,380	8,407

Systems Software – 1.0%
CA, Inc., 5.375%, 12–1–19	11,160	12,480

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc., 2.500%, 2–9–25	16,000	15,672

Total Information Technology – 7.0%		89,100
Materials
Diversified Chemicals – 1.1%
Dow Chemical Co. (The), 3.500%, 10–1–24	10,000	10,155
E.I. du Pont de Nemours and Co., 5.750%, 3–15–19	3,500	4,006

		14,161

Diversified Metals & Mining – 1.7%
Freeport–McMoRan Copper & Gold, Inc., 3.100%, 3–15–20	5,000	4,872
Glencore Funding LLC, 3.125%, 4–29–19 (A)	10,500	10,738
Rio Tinto Finance (USA) Ltd., 3.750%, 9–20–21	5,866	6,187

		21,797

Specialty Chemicals – 1.6%
Lubrizol Corp. (The), 8.875%, 2–1–19	10,285	12,836
Methanex Corp., 5.250%, 3–1–22	7,500	8,127

		20,963

Total Materials – 4.4%		56,921

8	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Telecommunication Services
Integrated Telecommunication Services – 1.4%
Verizon Communications, Inc., 5.150%, 9–15–23	$16,000	$18,344

Wireless Telecommunication Service – 1.3%
American Tower Corp., 5.900%, 11–1–21	14,000	16,136

Total Telecommunication Services – 2.7%		34,480
Utilities
Electric Utilities – 0.6%
Kansas City Power & Light Co., 6.375%, 3–1–18	6,500	7,384

Multi–Utilities – 3.0%
Dominion Resources, Inc., Series F, 5.250%, 8–1–33	7,500	8,648
Duke Energy Carolinas LLC:
4.300%, 6–15–20	3,250	3,619
3.750%, 6–1–45	12,000	12,378
Duke Energy Indiana, Inc., 3.750%, 7–15–20	7,000	7,632
NorthWestern Corp., 6.340%, 4–1–19	5,600	6,536

		38,813

Water Utilities – 0.3%
California Water Service Co., 5.875%, 5–1–19	3,000	3,448

Total Utilities – 3.9%		49,645

TOTAL CORPORATE DEBT SECURITIES – 70.7%		$904,000
(Cost: $865,583)

MORTGAGE–BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005–1, 2.575%, 3–25–35 (B)	4,162	385
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–1, 2.520%, 2–25–34 (B)	1,685	139

MORTGAGE–BACKED SECURITIES (Continued)	Principal	Value
Non-Agency REMIC/CMO (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–3AC, 2.397%, 3–25–34 (B)	$1,974	$117

		641

TOTAL MORTGAGE–BACKED SECURITIES – 0.1%		$641
(Cost: $7,826)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	3,985	4,518

New York – 0.4%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	4,032	5,760

TOTAL MUNICIPAL BONDS – TAXABLE – 0.8%		$10,278
(Cost: $8,050)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.0%
Province de Quebec, 7.140%, 2–27–26	9,365	13,019

TOTAL OTHER GOVERNMENT SECURITIES – 1.0%		$13,019
(Cost: $9,595)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.7%
Federal Farm Credit Bank, 4.600%, 1–29–20	7,500	8,506

Mortgage-Backed Obligations – 10.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–23	1,737	1,889
4.500%, 5–15–32	1,595	1,628
4.000%, 10–15–35	3,716	3,878
3.000%, 10–15–36	13,681	14,141
4.000%, 11–15–36	2,316	2,443
4.500%, 8–15–39	3,359	3,506
5.047%, 7–25–44 (A)(B)	6,600	7,127

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
4.350%, 12–25–44 (A)(B)	$4,000	$4,320
3.656%, 10–25–45 (A)(B)	8,000	8,274
3.502%, 11–25–45 (A)(B)	3,180	3,275
4.595%, 11–25–46 (A)(B)	8,250	9,029
4.429%, 7–25–48 (A)(B)	8,650	9,144
4.420%, 12–25–48 (A)(B)	4,000	4,345
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 8–25–33	716	750
5.500%, 11–25–36 (D)	3,819	681
2.000%, 4–25–39	12,480	12,371
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.850%, 3–1–18	4,805	5,143
4.950%, 4–1–19	1,868	2,086
5.500%, 10–1–21	2,796	3,023
5.500%, 11–1–22	1,011	1,091
3.000%, 9–1–28	10,420	10,928
4.000%, 12–1–31	8,417	9,087
5.500%, 2–1–35	1,965	2,251
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	6,557	6,603
2.000%, 3–16–42	10,991	10,862

		137,875

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 11.5%		$146,381
(Cost: $146,777)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 10.5%
U.S. Treasury Bonds, 3.000%, 11–15–44	47,000	51,505
U.S. Treasury Notes:
3.125%, 1–31–17	25,000	26,184
2.750%, 2–28–18	25,000	26,348
1.750%, 5–15–22	15,000	15,039
1.625%, 11–15–22	15,000	14,853

		133,929

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.5%		$133,929
(Cost: $134,840)

2015	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (E) – 4.2%
Becton Dickinson & Co., 0.440%, 4–7–15	$3,606	$3,605
Campbell Soup Co., 0.440%, 4–1–15	10,000	10,000
Kellogg Co., 0.470%, 4–7–15	3,095	3,095
NBCUniversal Enterprise, Inc., 0.420%, 4–1–15	23,100	23,100
Northern Illinois Gas Co., 0.380%, 4–14–15	4,000	3,999
PacifiCorp, 0.550%, 4–2–15	5,000	5,000
Sherwin–Williams Co. (The), 0.210%, 4–2–15	5,000	5,000

		53,799

Master Note – 0.3%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (F)	3,671	3,671

TOTAL SHORT-TERM SECURITIES – 4.5%		$57,470
(Cost: $57,471)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,265,718
(Cost: $1,230,142)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		12,053

NET ASSETS – 100.0%		$1,277,771

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $160,140 or 12.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.

(C)	Other Government Securities include emerging markets sovereign, quasi–sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at March 31, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

10	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$904,000	$—
Mortgage-Backed Securities	—	641	—
Municipal Bonds	—	10,278	—
Other Government Securities	—	13,019	—
United States Government Agency Obligations	—	146,381	—
United States Government Obligations	—	133,929	—
Short-Term Securities	—	57,470	—
Total	$—	$1,265,718	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS

Cash Management	ALL DATA IS AS OF MARCH 31, 2015 (UNAUDITED)

Asset Allocation

Corporate Obligations	70.1%
Notes	30.4%
Commercial Paper	28.7%
Certificate Of Deposit	10.9%
Master Note	0.1%
Municipal Obligations	25.2%
United States Government and Government Agency Obligations	5.2%
Cash and Other Assets (Net of Liabilities)	-0.5%

Lipper Rankings

Category: Lipper Money Market Funds	Rank	Percentile
1 Year	28/211	14
3 Year	25/205	13
5 Year	31/191	17
10 Year	56/166	34

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

12	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile:
0.350%, 4–6–15 (A)	$5,000	$5,000
0.200%, 4–28–15	1,000	1,000
0.210%, 6–22–15	5,500	5,500
0.350%, 3–21–16 (A)	18,800	18,800
Bank of America N.A.:
0.210%, 4–15–15	31,000	31,000
0.210%, 5–8–15	17,000	17,000
0.250%, 7–14–15	15,000	15,000
BMO Harris Bank N.A., 0.300%, 4–5–15 (A)	24,000	24,000
Citibank N.A., 0.180%, 6–15–15	26,000	26,000

Total Certificate Of Deposit – 10.9%		143,300
Commercial Paper (B)
Bank of Montreal, 0.180%, 5–13–15	3,000	2,999
Coca-Cola Co. (The), 0.300%, 9–22–15	8,000	7,988
Danaher Corp., 0.080%, 4–10–15	6,422	6,422
Ecolab, Inc., 0.440%, 4–1–15	5,900	5,900
Essilor International S.A.:
0.160%, 5–7–15	5,000	4,999
0.160%, 5–12–15	8,000	7,998
Honeywell International, Inc., 0.230%, 6–19–15	5,000	4,997
J.M. Smucker Co. (The), 0.280%, 4–1–15	6,550	6,550
Kroger Co. (The), 0.280%, 4–1–15	1,250	1,250
Mondelez International, Inc., 0.430%, 4–1–15	6,550	6,550
National Oilwell Varco, Inc.:
0.150%, 4–8–15	8,000	8,000
0.130%, 4–15–15	25,000	24,999
0.170%, 5–6–15	5,000	4,999
0.160%, 5–13–15	8,000	7,998
Northern Illinois Gas Co.:
0.300%, 4–2–15	41,000	41,000
0.370%, 4–6–15	24,350	24,349
PACCAR, Inc., 0.120%, 4–9–15	8,600	8,600
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia), 0.200%, 4–30–15	19,951	19,948
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.290%, 4–30–15	13,200	13,197
St. Jude Medical, Inc.:
0.320%, 4–2–15	32,000	32,000
0.230%, 4–16–15	2,000	2,000
0.260%, 5–1–15	1,500	1,500
0.250%, 5–19–15	31,000	30,989

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Commercial Paper (B) (Continued)
Toyota Motor Credit Corp., 0.230%, 5–20–15 (A)	$37,000	$37,000
Wisconsin Electric Power Co.:
0.320%, 4–6–15	1,208	1,208
0.190%, 4–8–15	36,000	35,999
0.370%, 4–9–15	20,200	20,199
0.170%, 4–10–15	6,000	6,000

Total Commercial Paper – 28.7%		375,638
Master Note
Toyota Motor Credit Corp., 0.130%, 4–1–15 (A)	1,291	1,291

Total Master Note – 0.1%		1,291
Notes
American Honda Finance Corp.:
0.250%, 4–10–15 (A)	26,000	26,000
0.270%, 4–15–15 (A)	11,100	11,100
0.260%, 6–4–15 (A)	1,700	1,700
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.800%, 7–15–15	33,457	33,505
Banco del Estado de Chile:
0.270%, 4–1–15 (A)	20,500	20,500
0.370%, 4–22–15 (A)	13,400	13,400
Bank of New York Mellon Corp. (The), 2.950%, 6–18–15	2,000	2,011
Bank of Nova Scotia (The):
0.360%, 4–1–15 (A)	8,000	8,000
0.250%, 4–5–15 (A)	20,000	20,000
0.240%, 4–23–15 (A)	13,000	13,000
0.490%, 6–27–15 (A)	7,100	7,111
BMO Harris Bank N.A., 0.280%, 4–10–15 (A)	16,400	16,400
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.), 2.750%, 6–24–15	4,900	4,928
Caterpillar, Inc., 0.950%, 6–26–15	4,100	4,106
General Electric Capital Corp.:
0.450%, 4–6–15 (A)	10,930	10,941
0.850%, 4–8–15 (A)	2,400	2,410
0.450%, 4–9–15 (A)	14,700	14,719
1.002%, 4–9–15 (A)	2,800	2,805
1.056%, 5–8–15 (A)	1,000	1,006
0.860%, 6–12–15 (A)	11,254	11,297
1.000%, 6–23–15 (A)	5,755	5,775
3.500%, 6–29–15	2,600	2,621
1.625%, 7–2–15	7,000	7,023
JPMorgan Chase & Co.:
0.380%, 4–22–15 (A)	9,100	9,100
0.420%, 6–8–15 (A)	21,700	21,700

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes (Continued)
John Deere Capital Corp.:
0.380%, 6–13–15 (A)	$6,600	$6,606
0.950%, 6–29–15	1,400	1,402
JPMorgan Chase Bank N.A., 0.310%, 4–23–15 (A)	14,000	14,000
McDonalds Corp., 0.750%, 5–29–15	1,700	1,701
NIKE, Inc., 5.150%, 10–15–15	1,320	1,354
PACCAR Financial Corp., 1.050%, 6–5–15	825	826
PepsiCo, Inc.:
0.450%, 4–30–15 (A)	5,350	5,353
0.470%, 5–28–15 (A)	3,200	3,205
Rabobank Nederland, 0.310%, 5–12–15 (A)	9,000	9,000
Toyota Motor Credit Corp.:
0.400%, 4–8–15 (A)	4,500	4,500
0.420%, 6–20–15 (A)	1,600	1,601
U.S. Bank National Association, 0.320%, 5–28–15 (A)	15,300	15,304
United Technologies Corp., 0.760%, 6–1–15 (A)	12,320	12,330
Wells Fargo & Co., 0.460%, 4–28–15 (A)	3,750	3,752
Wells Fargo Bank N.A.:
0.310%, 4–20–15 (A)	15,900	15,900
0.380%, 4–20–15 (A)	10,000	10,000
0.350%, 6–10–15 (A)	10,000	10,000
0.360%, 6–15–15 (A)	10,200	10,200

Total Notes – 30.4%		398,192

TOTAL CORPORATE OBLIGATIONS – 70.1%		$918,421
(Cost: $918,421)

MUNICIPAL OBLIGATIONS
California – 3.0%
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.), 0.020%, 4–7–15 (A)	8,430	8,430
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.), 0.020%, 4–1–15 (A)	2,500	2,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government), 0.030%, 4–7–15 (A)	12,500	12,500

2015	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2015 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
California (Continued)
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government), 0.030%, 4–7–15 (A)	$7,585	$7,585
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.), 0.010%, 4–7–15 (A)	6,800	6,800
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09–1, Adj Rate Spl Tax Bonds, Ser 2014C–C (GTD by U.S. Bank N.A.), 0.010%, 4–1–15 (A)	2,000	2,000

		39,815

Colorado – 1.7%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.040%, 4–7–15 (A)	10,455	10,455
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.), 0.030%, 4–7–15 (A)	7,150	7,150
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A–1 (GTD by JPMorgan Chase & Co.):
0.050%, 4–7–15 (A)	4,000	4,000
0.200%, 4–7–15 (A)	800	800

		22,405

Florida – 0.2%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.), 0.050%, 4–1–15 (A)	2,000	2,000

Georgia – 3.5%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.), 0.030%, 4–1–15 (A)	19,117	19,117
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank N.A.), 0.130%, 4–20–15	9,000	9,000

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Georgia (Continued)
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.), 0.150%, 4–27–15	$18,000	$18,000

		46,117

Illinois – 0.9%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.), 0.020%, 4–7–15 (A)	6,050	6,050
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.), 0.020%, 4–7–15 (A)	5,245	5,245

		11,295

Louisiana – 2.7%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.020%, 4–7–15 (A)	16,150	16,150
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.040%, 4–1–15 (A)	12,448	12,448
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B–1 (GTD by Bank of New York (The)), 0.010%, 4–7–15 (A)	1,900	1,900
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.), 0.020%, 4–1–15 (A)	4,900	4,900

		35,398

Maryland – 0.7%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.120%, 4–7–15 (A)	9,715	9,715

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.), 0.010%, 4–7–15 (A)	$4,500	$4,500

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.040%, 4–1–15 (A)	2,500	2,500

Mississippi – 3.8%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.010%, 4–1–15 (A)	5,000	5,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.010%, 4–1–15 (A)	22,080	22,080
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.), 0.030%, 4–1–15 (A)	11,830	11,830
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.030%, 4–1–15 (A)	7,400	7,400
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.), 0.030%, 4–1–15 (A)	4,000	4,000

		50,310

Missouri – 0.4%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.110%, 4–7–15 (A)	5,610	5,610

14	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2015 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
New Jersey – 0.7%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.), 0.170%, 4–7–15 (A)	$9,088	$9,088

New York – 2.1%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.), 0.030%, 4–7–15 (A)	14,000	14,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A, 0.020%, 4–7–15 (A)	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.), 0.020%, 4–7–15 (A)	7,391	7,391
NYC Hsng Dev Corp., Multi–Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.), 0.030%, 4–7–15 (A)	2,900	2,900

		27,291

Ohio – 0.1%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006, 0.030%, 4–7–15 (A)	700	700

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.), 0.020%, 4–7–15 (A)	3,595	3,595

Pennsylvania – 0.6%
EPC-Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.), 0.170%, 4–7–15 (A)	7,445	7,445

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Tennessee – 0.1%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.), 0.020%, 4–7–15 (A)	$1,900	$1,900

Texas – 3.7%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.020%, 4–7–15 (A)	14,485	14,485
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.040%, 4–1–15 (A)	21,800	21,800
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.040%, 4–1–15 (A)	11,525	11,525

		47,810

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.), 0.030%, 4–1–15 (A)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 25.2%		$329,863
(Cost: $329,863)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
United States Government Agency Obligations – 5.2%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 4–1–15 (A)	$11,694	$11,694
0.110%, 4–3–15 (A)	16,704	16,704
0.110%, 4–7–15 (A)	31,068	31,068
0.110%, 4–29–15 (A)	7,100	7,100
Totem Ocean Trailer Express, Inc. (GTD by U.S. Government), 0.520%, 4–15–15 (A)	2,578	2,578

		69,144

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 5.2%		$69,144
(Cost: $69,144)

TOTAL INVESTMENT SECURITIES – 100.5%		$1,317,428
(Cost: $1,317,428)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(7,163)

NET ASSETS – 100.0%		$1,310,265

2015	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2015 (UNAUDITED)

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at March 31, 2015.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$918,421	$—
Municipal Obligations	—	329,863	—
United States Government and Government Agency Obligations	—	69,144	—
Total	$—	$1,317,428	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Global Bond Fund	ALL DATA IS AS OF MARCH 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	6.7%
Utilities	1.9%
Health Care	1.4%
Financials	1.4%
Energy	1.3%
Information Technology	0.7%
Bonds	85.5%
Corporate Debt Securities	60.0%
United States Government and Government Agency Obligations	18.6%
Other Government Securities	5.2%
Loans	1.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.8%

Quality Weightings

Investment Grade	42.3%
AA	20.8%
A	1.5%
BBB	20.0%
Non-Investment Grade	43.2%
BB	26.8%
B	9.5%
CCC	4.2%
Non-rated	2.7%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	14.5%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Lipper Rankings

Category: Lipper Global Income Funds	Rank	Percentile
1 Year	141/213	66
3 Year	87/160	55
5 Year	74/120	62
10 Year	31/73	42

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	37.3%
United States	30.3%
Mexico	3.7%
Other North America	3.3%
Europe	23.2%
United Kingdom	5.7%
Luxembourg	4.3%
Russia	4.0%
Other Europe	9.2%
South America	21.5%
Brazil	9.7%
Argentina	3.8%
Other South America	8.0%
Pacific Basin	7.0%
Singapore	3.5%
Other Pacific Basin	3.5%
Bahamas/Caribbean	1.9%
Other	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.8%

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Brazil
Utilities – 0.9%
Alupar Investimento S.A.		608	$3,612
Transmissora Alianca de Energia Eletrica S.A.		541	3,590

			7,202

Total Brazil – 0.9%			$7,202
Chile
Utilities – 0.3%
Aguas Andinas S.A.		3,909	2,287

Total Chile – 0.3%			$2,287
Panama
Financials – 1.4%
Banco Latinoamericano de Comercio Exterior S.A.		335	10,993

Total Panama – 1.4%			$10,993
United Kingdom
Energy – 1.3%
Royal Dutch Shell plc, Class A		265	7,908
Seadrill Partners LLC		209	2,460

			10,368

Health Care – 0.6%
GlaxoSmithKline plc		194	4,449

Total United Kingdom – 1.9%			$14,817
United States
Health Care – 0.8%
Bristol–Myers Squibb Co.		100	6,433

Information Technology – 0.7%
Intel Corp.		171	5,345

Utilities – 0.7%
PPL Corp.		155	5,222

Total United States – 2.2%			$17,000

TOTAL COMMON STOCKS – 6.7%			$52,299
(Cost: $49,978)

CORPORATE DEBT SECURITIES	Principal
Argentina
Consumer Discretionary – 0.5%
Arcos Dorados Holdings, Inc.
10.250%, 7–13–16 (A)	BRL	14,475	4,082

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy – 1.3%
Pan American Energy LLC:
7.875%, 5–7–21	$1,650	$1,712
7.875%, 5–7–21 (B)	4,000	4,150
YPF Sociedad Anonima 8.875%, 12–19–18 (B)	3,900	4,062

		9,924

Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (B)	4,025	4,222
10.750%, 12–1–20	266	279

		4,501

Materials – 0.2%
IRSA Inversiones y Representaciones S.A. 8.500%, 2–2–17	2,000	1,995

Utilities – 0.3%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (B)	1,500	1,452
7.875%, 5–14–17	761	737

		2,189

Total Argentina – 2.9%		$22,691
Austria
Consumer Staples – 0.6%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 7.750%, 10–28–20 (B)	4,600	4,864

Total Austria – 0.6%		$4,864
Brazil
Consumer Discretionary – 1.7%
Globo Comunicacoe e Participacoes S.A.:
6.250%, 7–29–49 (B)(C)	4,000	4,020
6.250%, 12–20–49 (C)	9,111	9,157

		13,177

Consumer Staples – 2.2%
BFF International Ltd. 7.250%, 1–28–20 (B)	7,900	8,895
JBS Finance II Ltd. 8.250%, 1–29–18 (B)	7,900	8,163

		17,058

Energy – 0.6%
Lancer Finance Co. (SPV) Ltd. 5.850%, 12–12–16 (B)	1,186	1,192
QGOG Constellation S.A. 6.250%, 11–9–19 (B)	5,750	3,277

		4,469

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials – 1.4%
Banco BMG S.A.:
9.150%, 1–15–16 (B)	$100	$103
9.150%, 1–15–16	400	412
Banco Bradesco S.A. 4.125%, 5–16–16 (B)	6,800	6,961
Banco Cruzeiro do Sul S.A. 8.500%, 2–20–15 (B)(D)	7,500	1,275
Banco Santander Brasil S.A. 4.500%, 4–6–15 (B)	2,250	2,251

		11,002

Industrials – 1.4%
Embraer Overseas Ltd. 6.375%, 1–24–17	7,000	7,357
Odebrecht Drilling Norbe VII/IX Ltd. 6.350%, 6–30–21 (B)	1,870	1,613
TAM Capital 2, Inc.:
9.500%, 1–29–20 (B)	1,800	1,876
9.500%, 1–29–20	300	313

		11,159

Materials – 0.9%
Suzano Trading Ltd. 5.875%, 1–23–21 (B)	6,750	6,818

Total Brazil – 8.2%		$63,683
British Virgin Islands
Energy – 0.6%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)	5,097	4,414
5.250%, 7–30–18	717	620

		5,034

Total British Virgin Islands – 0.6%		$5,034
Cayman Islands
Consumer Staples – 0.4%
Marfrig Overseas Ltd. 9.500%, 5–4–20 (B)	3,000	2,835

Industrials – 0.7%
Odebrecht Offshore Drilling Finance 6.750%, 10–1–22 (B)	6,720	5,223

Telecommunication Services – 0.2%
Hutchison Whampoa Ltd. 1.625%, 10–31–17 (B)	2,000	1,991

Total Cayman Islands – 1.3%		$10,049
Chile
Industrials – 0.6%
Guanay Finance Ltd. 6.000%, 12–15–20 (B)	4,500	4,714

18	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Materials – 1.1%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (B)		$6,600	$6,927
4.375%, 5–15–23 (B)		1,600	1,630

			8,557

Total Chile – 1.7%			$13,271
China
Utilities – 1.1%
China Resources Power Holdings Co. Ltd.
3.750%, 8–3–15		8,650	8,708

Total China – 1.1%			$8,708
Columbia
Energy – 1.7%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (A)	COP	18,938,000	7,708
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (B)		$5,900	3,894
7.250%, 12–12–21 (B)		2,250	1,496

			13,098

Financials – 0.5%
Banco de Bogota S.A.
5.000%, 1–15–17 (B)		3,680	3,818

Utilities – 1.1%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (A)	COP	20,786,000	8,644

Total Columbia – 3.3%			$25,560
France
Financials – 1.0%
BNP Paribas S.A.
5.186%, 6–29–49 (B)		$3,600	3,619
Societe Generale S.A.
5.922%, 4–29–49 (B)		4,000	4,175

			7,794

Total France – 1.0%			$7,794

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Germany
Consumer Discretionary – 0.3%
Schaeffler Finance B.V.
7.750%, 2–15–17 (B)		$2,500	$2,800

Industrials – 0.6%
Rearden G Holdings EINS GmbH
7.875%, 3–30–20 (B)		5,150	4,532

Total Germany – 0.9%			$7,332
Hong Kong
Financials – 0.3%
Hongkong and Shanghai Banking Corp. (The)
5.000%, 8–29–49 (C)		2,500	2,567

Total Hong Kong – 0.3%			$2,567
India
Financials – 0.3%
ICICI Bank Ltd.
4.750%, 11–25–16 (B)		2,500	2,612

Utilities – 0.6%
Rural Electrification Corp. Ltd. 4.250%, 1–25–16		4,300	4,377
Tata Electric Co. 8.500%, 8–19–17		200	218

			4,595

Total India – 0.9%			$7,207
Indonesia
Telecommunication Services – 0.6%
Indosat Palapa Co. B.V.
7.375%, 7–29–20 (B)		4,750	4,963

Utilities – 0.6%
Majapahit Holding B.V. 7.750%, 10–17–16		3,900	4,222

Total Indonesia – 1.2%			$9,185
Ireland
Energy – 0.3%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(B)	RUB	146,000	2,244

Financials – 0.5%
MTS International Funding Ltd.
5.000%, 5–30–23 (B)		$2,400	2,023

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Financials (Continued)
VEB Finance Ltd.
5.375%, 2–13–17 (B)		$2,125	$2,056

			4,079

Telecommunication Services – 0.2%
Mobile TeleSystems OJSC 5.000%, 5–30–23		2,300	1,939

Utilities – 0.5%
RusHydro Finance Ltd.
7.875%, 10–28–15 (A)	RUB	212,800	3,524

Total Ireland – 1.5%			$11,786
Luxembourg
Energy – 0.4%
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (B)(C)		$3,700	2,964

Financials – 2.1%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (B)		6,200	5,693
SB Capital S.A. 5.499%, 7–7–15		2,000	2,003
VTB Capital S.A.
6.000%, 4–12–17 (B)		8,770	8,511

			16,207

Industrials – 0.1%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (B)		750	669

Information Technology – 1.2%
BC Luxco 1 S.A.
7.375%, 1–29–20 (B)		9,600	9,480

Materials – 0.3%
Evraz Group S.A. 7.400%, 4–24–17		2,600	2,568

Total Luxembourg – 4.1%			$31,888
Mexico
Consumer Discretionary – 1.8%
Controladora Mabe S.A. de C.V.:
6.500%, 12–15–15 (B)		4,100	4,211
6.500%, 12–15–15		4,400	4,519

2015	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Consumer Discretionary (Continued)
Tenedora Nemak S.A. de C.V.
5.500%, 2–28–23 (B)		$4,700	$4,841

			13,571

Materials – 1.9%
C5 Capital (SPV) Ltd.
4.552%, 12–29–49 (B)(C)		5,000	4,300
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (B)		6,400	6,800
7.250%, 1–15–21 (B)		3,750	4,003

			15,103

Total Mexico – 3.7%			$28,674
Netherlands
Consumer Discretionary – 0.5%
VTR Finance B.V.
6.875%, 1–15–24 (B)		3,802	3,945

Consumer Staples – 0.2%
Marfrig Holdings (Europe) B.V.:
8.375%, 5–9–18 (B)		1,000	945
6.875%, 6–24–19 (B)		1,000	850

			1,795

Energy – 0.4%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.) 4.875%, 3–17–20		3,500	3,143

Materials – 0.4%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (B)		4,050	3,351

Telecommunication Services – 0.2%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(B)	RUB	120,000	1,823

Utilities – 1.3%
Listrindo Capital B.V.
6.950%, 2–21–19 (B)		$9,200	9,706

Total Netherlands – 3.0%			$23,763

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Norway
Consumer Discretionary – 0.5%
World Wide Supply A.S.
7.750%, 5–26–17 (B)	$4,300	$3,569

Consumer Staples – 1.5%
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17 (B)	5,000	4,962
9.000%, 2–10–17	6,835	6,784

		11,746

Total Norway – 2.0%		$15,315
Panama
Financials – 1.9%
Banco Latinoamericano de Comercio Exterior S.A. 3.750%, 4–4–17 (B)	14,800	15,207

Total Panama – 1.9%		$15,207
Peru
Financials – 0.5%
InRetail Shopping Malls
5.250%, 10–10–21 (B)	3,600	3,672

Total Peru – 0.5%		$3,672
Russia
Energy – 1.1%
Novatek Finance Ltd. 5.326%, 2–3–16 (B)	8,200	8,238

Industrials – 0.9%
SCF Capital Ltd.:
5.375%, 10–27–17 (B)	4,000	3,576
5.375%, 10–27–17	3,925	3,509

		7,085

Materials – 1.0%
Steel Capital S.A. 6.250%, 7–26–16 (B)	5,400	5,515
Uralkali Finance Ltd. 3.723%, 4–30–18 (B)	3,000	2,701

		8,216

Telecommunication Services – 0.6%
Vimpel–Communications 6.493%, 2–2–16 (B)	4,550	4,641

Total Russia – 3.6%		$28,180
Singapore
Consumer Staples – 1.9%
Olam International Ltd.:
5.750%, 9–20–17	3,300	3,498
7.500%, 8–12–20	9,150	10,271
Olam International Ltd., Convertible 6.000%, 10–15–16	1,200	1,251

		15,020

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy – 1.0%
Noble Group Ltd. 4.875%, 8–5–15	$700	$698
Oro Negro Drilling Pte. Ltd. 7.500%, 1–24–19 (B)	9,345	6,729

		7,427

Telecommunication Services – 0.6%
TBG Global Pte. Ltd. 4.625%, 4–3–18 (B)	4,400	4,532

Total Singapore – 3.5%		$26,979
United Arab Emirates
Financials – 0.6%
ICICI Bank Ltd.:
4.800%, 5–22–19 (B)	1,500	1,608
3.500%, 3–18–20 (B)	2,875	2,957

		4,565

Total United Arab Emirates – 0.6%		$4,565
United Kingdom
Financials – 3.3%
Barclays plc 8.250%, 12–29–49	4,100	4,393
HSBC Holdings plc 5.625%, 12–29–49	3,100	3,148
State Bank of India:
4.125%, 8–1–17 (B)	2,400	2,513
3.250%, 4–18–18 (B)	11,825	12,099
3.622%, 4–17–19 (B)	3,600	3,737

		25,890

Materials – 0.5%
Vedanta Resources plc 6.000%, 1–31–19 (B)	4,300	3,831

Total United Kingdom – 3.8%		$29,721
United States
Consumer Discretionary – 0.7%
B–Corp Merger Sub, Inc. 8.250%, 6–1–19	2,100	1,822
Globo Comunicacoe e Participacoes S.A.
5.307%, 5–11–22 (B)(C)	3,250	3,368

		5,190

Energy – 0.8%
Brand Energy & Infrastructure Services 8.500%, 12–1–21 (B)	3,620	3,394
Schahin II Finance Co. (SPV) Ltd. 5.875%, 9–25–22 (B)	4,778	2,888

		6,282

Financials – 1.9%
Aircastle Ltd. 4.625%, 12–15–18	3,565	3,708
Citigroup, Inc. 8.400%, 4–29–49	3,675	4,188

20	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
General Motors Financial Co., Inc. 3.000%, 9–25–17	$3,600	$3,666
UBS Preferred Funding Trust V 6.243%, 5–29–49	2,800	2,915

		14,477

Industrials – 0.8%
Roofing Supply Group LLC and Roofing Supply Finance, Inc. 10.000%, 6–1–20 (B)	1,500	1,466
TransDigm, Inc. 6.000%, 7–15–22	4,606	4,600

		6,066

Information Technology – 1.4%
Alliance Data Systems Corp. 5.250%, 12–1–17 (B)	700	725
iGATE Corp. 4.750%, 4–15–19	10,260	10,324

		11,049

Materials – 0.3%
Hillman Group, Inc. (The) 6.375%, 7–15–22 (B)	1,162	1,162
Southern Copper Corp. 6.375%, 7–27–15	1,375	1,395

		2,557

Telecommunication Services – 1.9%
American Tower Corp. 3.400%, 2–15–19	4,100	4,234
T-Mobile USA, Inc. 6.000%, 3–1–23	8,120	8,320
Verizon Communications, Inc. 2.625%, 2–21–20	2,307	2,349

		14,903

Total United States – 7.8%		$60,524

TOTAL CORPORATE DEBT SECURITIES – 60.0%		$468,219
(Cost: $505,083)

OTHER GOVERNMENT SECURITIES (E)

Argentina – 0.9%
City of Buenos Aires 12.500%, 4–6–15	1,850	1,851
Province of Buenos Aires (The) 11.750%, 10–5–15	5,125	5,048

		6,899

OTHER GOVERNMENT SECURITIES (E) (Continued)	Principal		Value
Brazil – 0.6%
OI S.A. 9.750%, 9–15–16 (A)	BRL	16,500	$4,627

Ireland – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (A)	RUB	68,000	964

Luxembourg – 0.2%
BC Luxco 1 S.A. 7.375%, 1–29–20		$2,000	1,975

Netherlands – 0.1%
Indosat Palapa Co. B.V. 7.375%, 7–29–20		750	784

Russia – 0.4%
Russian Federation 3.500%, 1–16–19 (B)		3,000	2,880

Supranational – 0.7%
Central American Bank for Economic Integration 3.875%, 2–9–17 (B)		5,300	5,445

Venezuela – 2.2%
Corporacion Andina de Fomento 3.750%, 1–15–16		16,810	17,227

TOTAL OTHER GOVERNMENT SECURITIES – 5.2%			$40,801
(Cost: $45,332)

LOANS (C)
United States

Energy – 0.3%
Empresas ICA S.A. 7.144%, 7–1–17		2,000	1,900

Industrials – 1.0%
TransDigm, Inc. 3.750%, 2–28–20		8,162	8,143

Materials – 0.4%
BakerCorp International 4.250%, 2–7–20		2,015	1,909
EP Minerals LLC 5.500%, 8–20–20		1,028	1,028

			2,937

Total United States – 1.7%			$12,980

TOTAL LOANS – 1.7%			$12,980
(Cost: $13,105)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
United States – 0.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (F)	$118	$6
5.500%, 3–15–23 (F)	13	1
4.000%, 7–15–23 (F)	1,701	36
4.000%, 2–15–24 (F)	167	6
4.000%, 4–15–24 (F)	764	67
5.500%, 10–15–25 (F)	265	37
5.500%, 1–15–33 (F)	97	18
5.500%, 5–15–33 (F)	436	82
6.500%, 7–15–37 (F)	442	89
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 4.500%, 10–1–35	918	1,004
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (F)	23	3
5.500%, 12–25–33 (F)	360	15
5.500%, 8–25–35 (F)	373	70
5.500%, 11–25–36 (F)	516	92
Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (F)	703	196
5.000%, 7–20–33 (F)	52	–	*
5.500%, 11–20–33 (F)	18	–	*

		1,722

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,722
(Cost: $5,937)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 18.4%
U.S. Treasury Notes:
1.750%, 7–31–15	35,810	36,006
0.375%, 5–31–16	25,000	25,006
3.000%, 9–30–16	16,000	16,614
2.375%, 7–31–17	7,100	7,379
3.500%, 5–15–20 (G)	7,810	8,616
2.625%, 11–15–20	17,000	18,013
2.125%, 8–15–21	12,700	13,071
1.750%, 5–15–22	19,250	19,300

		144,005

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS –18.4%		$144,005
(Cost: $141,171)

2015	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (H) – 6.0%
Baxter International, Inc. 0.610%, 4–14–15	$5,000	$4,999
Diageo Capital plc (GTD by Diageo plc):
0.510%, 4–14–15	10,000	9,998
0.450%, 4–1–15	6,000	6,000
J.M. Smucker Co. (The) 0.280%, 4–1–15	4,119	4,119
Kroger Co. (The) 0.500%, 4–6–15	6,000	5,999
National Oilwell Varco, Inc. 0.160%, 5–13–15	6,000	5,999
Wisconsin Electric Power Co. 0.370%, 4–9–15	10,000	9,999

		47,113

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.8%
Toyota Motor Credit Corp. 0.130%, 4–1–15 (I)	$6,014	$6,014

TOTAL SHORT-TERM SECURITIES – 6.8%		$53,127
(Cost: $53,127)

TOTAL INVESTMENT SECURITIES – 99.0%		$773,153
(Cost: $813,733)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		7,618

NET ASSETS – 100.0%		$780,771

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, COP – Columbian Peso and RUB – Russian Ruble).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $314,667 or 40.3% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	All or a portion of securities with an aggregate value of $441 have been pledged as collateral on open futures contracts.

(H)	Rate shown is the yield to maturity at March 31, 2015.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	8,128	U.S. Dollar	12,247	4-13-15	Barclays Capital, Inc.	$192	$—

The following futures contracts were outstanding at March 31, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Long	6-30-15	93	$11,988	$146
U.S. Treasury Long Bond	Long	6-30-15	74	12,127	325

				$24,115	$471

22	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$52,299	$—	$—
Corporate Debt Securities	—	468,219	—
Other Government Securities	—	40,801	—
Loans	—	8,143	4,837
United States Government Agency Obligations	—	1,722	—
United States Government Obligations	—	144,005	—
Short-Term Securities	—	53,127	—
Total	$52,299	$716,017	$4,837
Forward Foreign Currency Contracts	$—	$192	$—
Futures Contracts	$471	$—	$—

During the period ended March 31, 2015, securities totaling $8,473 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

Market Sector Diversification
(as a % of net assets)
United States Government and Government Agency Obligations	18.6%
Financials	15.7%
Energy	9.8%
Utilities	7.4%
Materials	7.0%
Consumer Staples	6.8%
Industrials	6.7%
Consumer Discretionary	6.0%
Other Government Securities	5.2%
Telecommunication Services	4.3%
Information Technology	3.3%
Health Care	1.4%
Other+	7.8%

+ Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS

Government Securities Fund	ALL DATA IS AS OF MARCH 31, 2015 (UNAUDITED)

Asset Allocation

Bonds	86.9%
United States Government and Government Agency Obligations	86.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	13.1%

Lipper Rankings

Category: Lipper General U.S. Government Funds	Rank	Percentile
1 Year	90/107	84
3 Year	93/102	91
5 Year	83/98	84
10 Year	52/74	70

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	86.9%
AA	86.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	13.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

24	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Government Securities Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 10.3%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$5,339
3.460%, 2–22–33	3,500	3,685
Federal Home Loan Bank, 2.500%, 6–20–22	6,575	6,537
Federal National Mortgage Association Agency REMIC/CMO, 2.000%, 6–14–32	2,000	1,998
Overseas Private Investment Corp. (GTD by U.S. Government), 5.142%, 12–15–23	5,405	6,097
Ukraine Government AID Bond, 1.844%, 5–16–19	2,500	2,543

		26,199

Mortgage-Backed Obligations – 42.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4–15–18	2,396	2,505
5.000%, 5–15–23	2,527	2,748
4.500%, 5–15–32	721	736
4.000%, 10–15–35	1,483	1,547
3.000%, 10–15–36	6,840	7,070
4.000%, 11–15–36	1,097	1,157
4.500%, 9–15–37	784	800
4.500%, 8–15–39	1,563	1,632
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12–25–20	4,000	4,466
3.000%, 1–1–33	6,216	6,447
4.000%, 10–1–44	4,908	5,269
3.000%, 4–15–53	4,908	5,010
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 8–25–33	756	792
2.000%, 4–25–39	4,739	4,698
4.500%, 6–25–40	842	900

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	$8,101	$8,440
2.580%, 5–1–19	6,828	7,077
5.380%, 11–1–20	1,155	1,191
4.380%, 6–1–21	7,229	8,118
5.500%, 10–1–21	1,215	1,314
5.500%, 11–1–22	456	492
3.500%, 8–1–26	3,398	3,636
3.000%, 9–1–28	4,342	4,553
4.000%, 12–1–31	3,006	3,245
5.500%, 12–1–34	992	1,124
3.500%, 4–25–37	5,000	5,318
6.000%, 4–1–39	1,353	1,541
4.500%, 2–1–44	4,817	5,382
4.000%, 10–1–44	4,919	5,265
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	493	520
2.000%, 3–16–42	3,879	3,834

		106,827

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 52.3%		$133,026
(Cost: $131,482)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 34.6%
U.S. Treasury Bonds:
9.000%, 11–15–18	10,000	12,839
3.000%, 11–15–44	10,000	10,959
U.S. Treasury Notes:
3.125%, 1–31–17	15,000	15,710
2.750%, 2–28–18	5,000	5,270
1.000%, 3–15–18	10,000	10,035
3.625%, 8–15–19	15,000	16,496

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
2.750%, 2–15–24	$5,000	$5,358
2.250%, 11–15–24	11,000	11,308

		87,975

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 34.6%		$87,975
(Cost: $85,635)

SHORT-TERM SECURITIES
Commercial Paper(A) – 0.4%
Federal Home Loan Bank, 0.040%, 5–26–15	1,000	1,000

United States Government Agency Obligations – 12.2%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 4–1–15 (B)	606	606
0.110%, 4–3–15 (B)	1,152	1,152
0.110%, 4–7–15 (B)	23,600	23,600
0.110%, 4–7–15 (B)	5,700	5,700

		31,058

TOTAL SHORT-TERM SECURITIES – 12.6%		$32,058
(Cost: $32,058)

TOTAL INVESTMENT SECURITIES – 99.5%		$253,059
(Cost: $249,175)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,291

NET ASSETS – 100.0%		$254,350

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at March 31, 2015.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

2015	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Government Securities Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$133,026	$—
United States Government Obligations	—	87,975	—
Short-Term Securities	—	32,058	—
Total	$—	$253,059	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

High Income Fund	ALL DATA IS AS OF MARCH 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	0.7%
Warrants	0.0%
Bonds	93.0%
Corporate Debt Securities	70.0%
Loans	23.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.3%

Lipper Rankings

Category: Lipper High Current Yield Funds	Rank	Percentile
1 Year	397/621	64
3 Year	23/497	5
5 Year	5/415	2
10 Year	26/281	10

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	0.1%
BBB	0.1%
Non-Investment Grade	92.9%
BB	16.2%
B	31.9%
CCC	40.7%
Non-rated	4.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	7.0%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$138

Total Consumer Discretionary –0.0%			138
Energy

Oil & Gas Storage & Transportation – 0.1%
Crestwood Midstream Partners L.P.	74		1,079
Inergy L.P.	172		1,032

			2,111

Total Energy – 0.1%			2,111
Financials

Consumer Finance – 0.1%
JG Wentworth Co. (A)	273		2,841

Total Financials – 0.1%			2,841
Industrials

Railroads – 0.1%
Kansas City Southern	27		2,776

Total Industrials – 0.1%			2,776
Utilities

Gas Utilities – 0.1%
Suburban Propane Partners L.P.	19		799

Total Utilities – 0.1%			799

TOTAL COMMON STOCKS – 0.4%			$8,665
(Cost: $8,340)

PREFERRED STOCKS
Financials

Consumer Finance – 0.3%
Ally Financial, Inc., 8.125%	128		3,360
Ally Financial, Inc., 8.500%	102		2,730

			6,090

Total Financials – 0.3%			6,090
Materials

Steel – 0.0%
ArcelorMittal, 6.000%, Convertible	97		1,463

Total Materials – 0.0%			1,463

TOTAL PREFERRED STOCKS – 0.3%			$7,553
(Cost: $8,019)

WARRANTS	Shares	Value
Agricultural Products – 0.0%
ASG Consolidated LLC (B)	7	$204

TOTAL WARRANTS – 0.0%		204
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 1.0%
Acosta, Inc., 7.750%, 10–1–22 (C)	$13,086	13,528
Lamar Media Corp., 5.375%, 1–15–24	4,394	4,581
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22	2,265	2,373
5.625%, 2–15–24	1,588	1,663
5.625%, 2–15–24 (C)	197	206

		22,351

Apparel Retail – 2.2%
Bon-Ton Stores, Inc. (The), 8.000%, 6–15–21	10,941	9,026
Chinos Intermediate Holdings A, Inc., 7.750%, 5–1–19 (C)(D)	7,658	6,720
Gymboree Corp. (The), 9.125%, 12–1–18	8,923	4,194
Hot Topic, Inc., 9.250%, 6–15–21 (C)	5,518	5,973
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (C)(D)	1,188	1,215
Neiman Marcus Group Ltd., Inc., 8.000%, 10–15–21 (C)	10,168	10,778
Nine West Holdings, Inc., 8.250%, 3–15–19 (C)	16,232	13,473

		51,379

Auto Parts & Equipment – 1.6%
IDQ Acquisition Corp.,
14.000%, 10–1–17 (C)(D)	8,407	8,408
IDQ Holdings, Inc., 11.500%, 4–1–17 (C)	16,207	17,017
Midas Intermediate HoldCo II LLC & Midas Intermediate Finance, Inc., 7.875%, 10–1–22 (C)	6,126	6,019
Schaeffler Finance B.V., 4.250%, 5–15–21 (C)	4,361	4,339

		35,783

Automobile Manufacturers – 0.6%
Group 1 Automotive, Inc., 5.000%, 6–1–22 (C)	2,718	2,725
Jaguar Land Rover plc, 5.625%, 2–1–23 (C)	5,542	5,833

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Automobile Manufacturers (Continued)
Navistar International Corp., 8.250%, 11–1–21		$6,319	$6,145

			14,703

Automotive Retail – 0.4%
Sonic Automotive, Inc., 5.000%, 5–15–23		9,209	9,117

Broadcasting – 2.2%
Clear Channel Communications, Inc., 10.000%, 1–15–18		4,358	3,704
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22		12,564	13,167
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20		613	634
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20		5,454	5,740
Cumulus Media, Inc., 7.750%, 5–1–19		5,106	5,004
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC), 10.625%, 3–15–23 (C)		3,994	3,994
WideOpenWest Finance LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19		10,399	11,179
13.375%, 10–15–19		6,029	6,451

			49,873

Cable & Satellite – 6.0%
Altice Financing S.A., 6.625%, 2–15–23 (C)		1,933	1,991
Altice S.A.:
7.250%, 5–15–22 (C)(E)	EUR	771	864
7.750%, 5–15–22 (C)		$12,682	12,904
6.250%, 2–15–25 (C)(E)	EUR	966	1,038
7.625%, 2–15–25 (C)		$5,375	5,385
Cablevision Systems Corp., 5.875%, 9–15–22		11,820	12,381
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21		947	970
5.250%, 9–30–22		1,265	1,293
5.125%, 2–15–23		1,264	1,277
5.750%, 9–1–23		316	330
5.750%, 1–15–24		9,136	9,547
CCOH Safari LLC:
5.500%, 12–1–22		5,362	5,483
5.750%, 12–1–24		8,042	8,283

28	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Cable & Satellite (Continued)
Columbus International, Inc.,
7.375%, 3–30–21 (C)		$1,414	$1,487
DISH DBS Corp.:
6.750%, 6–1–21		4,164	4,435
5.875%, 7–15–22		2,460	2,500
5.000%, 3–15–23		1,582	1,538
LYNX I Corp.,
5.375%, 4–15–21 (C)		2,020	2,119
LYNX II Corp.,
6.375%, 4–15–23 (C)		606	645
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (C)		4,172	4,349
5.750%, 8–1–21 (C)		1,500	1,561
4.625%, 5–15–23 (C)		14,438	13,897
6.000%, 7–15–24 (C)		18,000	18,900
VTR Finance B.V., 6.875%, 1–15–24 (C)		18,863	19,570
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (C)(D)		1,533	1,569
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)		3,178	3,436

			137,752

Casinos & Gaming – 1.0%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (C)(E)	CAD	4,667	3,731
MCE Finance Ltd.,
5.000%, 2–15–21 (C)		$9,740	9,107
Wynn Macau Ltd.,
5.250%, 10–15–21 (C)		11,861	11,238

			24,076

Catalog Retail – 0.1%
Argos Merger Sub, Inc.,
7.125%, 3–15–23 (C)		1,154	1,196

Distributors – 1.1%
LKQ Corp., 4.750%, 5–15–23		6,512	6,382
Pinnacle Operating Corp.,
9.000%, 11–15–20 (C)		19,159	19,350

			25,732

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Education Services – 2.0%
Laureate Education, Inc.,
10.000%, 9–1–19 (C)(F)		$47,589	$44,972

Hotels, Resorts & Cruise Lines – 0.1%
Ryman Hospitality Properties, Inc., 5.000%, 4–15–21		1,752	1,791

Leisure Facilities – 0.3%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (C)		7,148	7,255

Movies & Entertainment – 0.8%
AMC Entertainment, Inc., 5.875%, 2–15–22		2,449	2,541
Cinemark USA, Inc.:
5.125%, 12–15–22		1,900	1,928
4.875%, 6–1–23		8,000	7,960
WMG Acquisition Corp.:
5.625%, 4–15–22 (C)		769	772
6.750%, 4–15–22 (C)		5,987	5,673

			18,874

Specialized Consumer Services – 3.1%
AA Bond Co. Ltd.,
9.500%, 7–31–19 (C)(E)	GBP	3,499	5,748
B-Corp Merger Sub, Inc., 8.250%, 6–1–19		$23,681	20,543
Carlson Travel Holdings,
7.500%, 8–15–19 (C)(D)		3,836	3,884
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)		5,655	5,924
7.500%, 6–15–19 (C)(E)	EUR	3,660	4,171
Emdeon, Inc.,
11.000%, 12–31–19		$3,071	3,351
Lansing Trade Group,
9.250%, 2–15–19 (C)		5,245	5,206
Nielsen Finance,
5.500%, 10–1–21 (C)		7,936	8,194
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (C)		13,077	13,159

			70,180

Specialty Stores – 2.3%
Academy Ltd. and Academy Finance Corp., 9.250%, 8–1–19 (C)		1,876	1,989

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Stores (Continued)
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)	$25,418	$24,656
Jo-Ann Stores, Inc., 8.125%, 3–15–19 (C)	675	678
New Academy Finance Co. LLC,
8.000%, 6–15–18 (C)(D)	13,645	13,645
PC Nextco Holdings LLC and PC Nextco Finance, Inc., 8.750%, 8–15–19 (D)	5,560	5,657
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (C)(D)	6,172	6,257

		52,882

Total Consumer Discretionary – 24.8%		567,916
Consumer Staples

Agricultural Products – 0.6%
American Seafoods Group LLC, 10.750%, 5–15–16 (C)	6,294	5,901
ASG Consolidated LLC,
15.000%, 5–15–17 (C)(D)	13,078	8,566

		14,467

Food Distributors – 0.7%
Simmons Foods, Inc., 7.875%, 10–1–21 (C)	15,576	15,381

Packaged Foods & Meats – 1.0%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (C)(D)	6,425	6,634
JBS USA LLC and JBS USA Finance, Inc., 5.875%, 7–15–24 (C)	12,962	13,124
Post Holdings, Inc., 7.375%, 2–15–22	2,671	2,764

		22,522

Tobacco – 0.3%
Prestige Brands, Inc., 5.375%, 12–15–21 (C)	7,733	7,840

Total Consumer Staples – 2.6%		60,210
Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy LLC and Foresight Energy Finance Corp., 7.875%, 8–15–21 (C)	10,672	10,645

2015	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc, 7.250%, 5–15–21 (C)	$5,266	$4,160

Oil & Gas Equipment & Services – 0.5%
Brand Energy & Infrastructure Services, 8.500%, 12–1–21 (C)	11,176	10,478
Seventy Seven Energy, Inc., 6.500%, 7–15–22	1,839	855

		11,333

Oil & Gas Exploration & Production – 0.8%
California Resources Corp.,
6.000%, 11–15–24 (C)	8,355	7,321
Chesapeake Energy Corp.:
3.503%, 4–15–19 (F)	1,500	1,444
4.875%, 4–15–22	3,063	2,872
Crownrock L.P., 7.750%, 2–15–23 (C)	1,349	1,366
Parsley Energy LLC and Parsely Finance Corp., 7.500%, 2–15–22 (C)	2,300	2,323
Rice Energy, Inc., 7.250%, 5–1–23 (C)	2,169	2,169
Whiting Petroleum Corp., 5.750%, 3–15–21	1,556	1,544

		19,039

Oil & Gas Refining & Marketing – 1.2%
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (C)(F)	15,030	12,039
Offshore Group Investment Ltd.:
7.500%, 11–1–19	11,750	6,697
7.125%, 4–1–23	4,652	2,611
Shelf Drilling Holdings Ltd., 8.625%, 11–1–18 (C)	8,917	7,290

		28,637

Total Energy – 3.2%		73,814
Financials

Consumer Finance – 1.2%
Creditcorp, 12.000%, 7–15–18 (C)	11,476	10,214
General Motors Financial Co., Inc., 4.250%, 5–15–23	1,571	1,627
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (C)	11,326	11,015
Speedy Group Holdings Corp., 12.000%, 11–15–17 (C)	4,107	3,799

		26,655

Diversified Capital Markets – 1.1%
JLL /Delta Dutch Newco B.V., 7.500%, 2–1–22 (C)	3,277	3,408

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Capital Markets (Continued)
Patriot Merger Corp., 9.000%, 7–15–21 (C)	$20,030	$20,481

		23,889

Investment Banking & Brokerage – 0.5%
GFI Group, Inc., 9.625%, 7–19–18 (F)	9,873	10,502

Other Diversified Financial Services – 4.1%
AAF Holdings LLC and AAF Finance Co., 12.000%, 7–1–19 (C)(D)	4,744	4,459
Abengoa Finance SAU, 7.750%, 2–1–20 (C)	14,531	13,950
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (C)	27,243	27,583
Greektown Holdings LLC and Greektown Mothership Corp., 8.875%, 3–15–19 (C)	8,579	9,051
New Cotai LLC and New Cotai Capital Corp., 10.625%, 5–1–19 (C)(D)	27,106	26,963
TransUnion Holding Co., Inc., 8.125%, 6–15–18 (D)	1,600	1,642
TransUnion LLC and TransUnion Financing Corp., 9.625%, 6–15–18 (D)	11,000	11,110

		94,758

Property & Casualty Insurance – 1.4%
Hub International Ltd., 7.875%, 10–1–21 (C)	7,300	7,483
Onex USI Acquisition Corp., 7.750%, 1–15–21 (C)	24,892	25,514

		32,997

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc., 8.125%, 7–15–19 (C)(D)	5,260	5,221

Real Estate Services – 0.4%
Stearns Holdings, Inc., 9.375%, 8–15–20 (C)	9,611	9,467

Specialized Finance – 1.1%
Consolidated Communications Finance II Co., 6.500%, 10–1–22 (C)	4,207	4,260
Flexi–Van Leasing, Inc., 7.875%, 8–15–18 (C)	6,703	6,803
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (C)	21,166	15,028

		26,091

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized REITs – 1.4%
Aircastle Ltd.:
5.125%, 3–15–21	$8,264	$8,636
5.500%, 2–15–22	4,228	4,497
CNL Lifestyles Properties, Inc., 7.250%, 4–15–19	18,502	18,872

		32,005

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp., 6.750%, 6–15–21 (C)	12,395	11,806

Total Financials –11.9%		273,391
Health Care

Health Care Equipment – 0.2%
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC, 5.750%, 8–1–22 (C)	3,574	3,690

Health Care Facilities – 3.0%
Acadia Healthcare Co., Inc., 5.625%, 2–15–23 (C)	764	777
AmSurg Corp., 5.625%, 11–30–20	2,474	2,523
AmSurg Escrow Corp., 5.625%, 7–15–22	3,836	3,922
Capsugel S.A.,
7.000%, 5–15–19 (C)(D)	5,119	5,202
Catamaran Corp., 4.750%, 3–15–21	2,365	2,628
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (C)(D)	7,836	7,934
FWCT–2 Escrow Corp., 6.875%, 2–1–22	5,559	5,913
MPH Acquisition Holdings LLC, 6.625%, 4–1–22 (C)	6,370	6,601
Physio–Control International, Inc., 9.875%, 1–15–19 (C)	3,000	3,188
Tenet Healthcare Corp.:
6.750%, 2–1–20	6,592	6,955
6.000%, 10–1–20	4,268	4,519
8.125%, 4–1–22	17,022	18,767

		68,929

Health Care Services – 1.5%
MedImpact Holdings, Inc., 10.500%, 2–1–18 (C)	15,000	15,788
Truven Health Analytics, Inc.:
10.625%, 6–1–20	16,220	17,031
10.625%, 6–1–20 (C)	1,485	1,559

		34,378

30	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Supplies – 0.5%
Ortho–Clinical Diagnostics, 6.625%, 5–15–22 (C)	$13,711	$12,169

Pharmaceuticals – 0.7%
Salix Pharmaceuticals Ltd.,
6.500%, 1–15–21 (C)(F)	6,252	6,932
VRX Escrow Corp.:
5.375%, 3–15–20 (C)	3,906	3,945
5.875%, 5–15–23 (C)	3,906	4,003
6.125%, 4–15–25 (C)	1,953	2,024

		16,904

Total Health Care – 5.9%		136,070
Industrials

Aerospace & Defense – 2.2%
Silver II Borrower SCA and Silver II U.S. Holdings, 7.750%, 12–15–20 (C)	19,492	17,397
TransDigm Group, Inc.:
5.500%, 10–15–20	1,831	1,808
7.500%, 7–15–21	7,082	7,613
TransDigm, Inc.:
6.000%, 7–15–22	11,168	11,154
6.500%, 7–15–24	12,097	12,157

		50,129

Air Freight & Logistics – 0.2%
TRAC Intermodal LLC and TRAC Intermodal Corp., 11.000%, 8–15–19	5,100	5,585

Building Products – 1.4%
CPG Merger Sub LLC, 8.000%, 10–1–21 (C)	6,986	7,091
Ply Gem Industries, Inc., 6.500%, 2–1–22	14,147	13,700
Roofing Supply Group LLC and Roofing Supply Finance, Inc., 10.000%, 6–1–20 (C)	9,373	9,162
USG Corp., 5.500%, 3–1–25 (C)	1,921	1,960

		31,913

Diversified Support Services – 0.7%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (C)	4,789	4,747
10.750%, 10–15–19 (C)	5,049	4,140
Nexeo Solutions LLC, 8.375%, 3–1–18	7,227	6,450

		15,337

Environmental & Facilities Services – 0.3%
GFL Environmental, Inc., 7.875%, 4–1–20 (C)	7,784	7,862

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Railroads – 0.5%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (C)	$7,414	$7,470
9.750%, 5–1–20 (C)	3,080	2,995

		10,465

Trading Companies & Distributors – 0.6%
HD Supply, Inc., 11.500%, 7–15–20	12,235	14,223

Total Industrials –5.9%		135,514
Information Technology

Application Software – 0.5%
Epicor Software Corp., 8.625%, 5–1–19	5,000	5,225
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (C)(D)	6,794	6,728

		11,953

Communications Equipment – 0.9%
Eagle Midco, Inc.,
9.000%, 6–15–18 (C)(D)	21,129	21,525

Data Processing & Outsourced Services – 1.4%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (C)	6,700	6,934
6.375%, 4–1–20 (C)	15,615	16,162
5.375%, 8–1–22 (C)	9,582	9,558

		32,654

Electronic Manufacturing Services – 0.3%
KEMET Corp., 10.500%, 5–1–18	7,367	7,533

Internet Software & Services – 0.2%
J2 Global, Inc., 8.000%, 8–1–20	4,583	4,950

IT Consulting & Other Services – 0.8%
iGATE Corp., 4.750%, 4–15–19	6,140	6,178
NCR Escrow Corp.:
5.875%, 12–15–21	5,755	6,000
6.375%, 12–15–23	5,429	5,782

		17,960

Semiconductor Equipment – 0.1%
Photronics, Inc., Convertible, 3.250%, 4–1–16	975	1,009

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors – 0.8%
Micron Technology, Inc.:
5.875%, 2–15–22	$8,198	$8,653
5.500%, 2–1–25 (C)	8,322	8,384

		17,037

Technology Distributors – 0.7%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (C)(D)	9,038	9,128
9.750%, 1–15–19 (C)	7,000	7,508

		16,636

Total Information Technology – 5.7%		131,257
Materials

Aluminum – 1.3%
Constellium N.V.:
8.000%, 1–15–23 (C)	9,644	10,102
5.750%, 5–15–24 (C)	3,508	3,315
Wise Metals Group LLC, 8.750%, 12–15–18 (C)	5,672	6,027
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (C)(D)	9,048	9,783

		29,227

Construction Materials – 0.5%
Hillman Group, Inc. (The), 6.375%, 7–15–22 (C)	11,663	11,663

Diversified Metals & Mining – 1.5%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (C)(D)	10,948	9,087
Compass Minerals International, Inc., 4.875%, 7–15–24 (C)	2,837	2,844
Crystal Merger Sub, Inc., 7.625%, 10–15–21 (C)	1,720	1,720
FMG Resources Pty Ltd.:
6.875%, 2–1–18 (C)	432	423
8.250%, 11–1–19 (C)	5,406	4,568
6.875%, 4–1–22 (C)	11,791	8,711
Lundin Mining Corp.:
7.500%, 11–1–20 (C)	3,710	3,877
7.875%, 11–1–22 (C)	3,039	3,168

		34,398

Metal & Glass Containers – 1.8%
Ardagh Finance Holdings,
8.625%, 6–15–19 (C)(D)	6,505	6,778
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc., 6.000%, 6–30–21 (C)	2,408	2,366
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC, 7.125%, 5–1–18 (C)	10,778	11,155

2015	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Metal & Glass Containers (Continued)
Consolidated Container Co. LLC and Consolidated Container Capital, Inc., 10.125%, 7–15–20 (C)	$12,204	$10,617
Signode Industrial Group, 6.375%, 5–1–22 (C)	9,592	9,532

		40,448

Paper Packaging – 0.3%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A., 6.000%, 6–15–17 (C)	2,598	2,617
Exopack Holdings S.A., 7.875%, 11–1–19 (C)	2,080	2,127
Reynolds Group Holdings Ltd., 9.875%, 8–15–19	1,250	1,339

		6,083

Precious Metals & Minerals – 0.3%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (C)(F)	8,039	7,778

Total Materials –5.7%		129,597
Telecommunication Services

Alternative Carriers – 0.6%
Level 3 Communications, Inc., 5.750%, 12–1–22	4,610	4,721
Level 3 Escrow II, Inc., 5.375%, 8–15–22	10,069	10,361

		15,082

Integrated Telecommunication Services – 1.8%
BCP (Singapore) VI Cayman Financing Co. Ltd., 8.000%, 4–15–21 (C)	1,920	1,886
CenturyLink, Inc., 5.625%, 4–1–20	3,500	3,675
Frontier Communications Corp.:
6.250%, 9–15–21	4,201	4,222
7.125%, 1–15–23	3,547	3,627
6.875%, 1–15–25	3,361	3,327
GCI, Inc., 6.875%, 4–15–25 (C)	7,903	7,962
Sprint Corp.:
7.250%, 9–15–21	4,683	4,707
7.875%, 9–15–23	5,510	5,620
7.125%, 6–15–24	5,951	5,832

		40,858

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service – 1.6%
Digicel Group Ltd.,
8.250%, 9–30–20 (C)	$8,025	$8,037
Telecom Italia S.p.A.,
5.303%, 5–30–24 (C)	3,836	4,018
T–Mobile USA, Inc.:
6.464%, 4–28–19	3,650	3,764
6.542%, 4–28–20	3,426	3,606
6.633%, 4–28–21	5,488	5,749
6.125%, 1–15–22	2,333	2,406
6.731%, 4–28–22	685	721
6.000%, 3–1–23	3,090	3,166
6.500%, 1–15–24	1,781	1,861
6.375%, 3–1–25	2,521	2,602

		35,930

Total Telecommunication Services – 4.0%		91,870
Utilities

Renewable Electricity – 0.3%
Abengoa Yield plc,
7.000%, 11–15–19 (C)	5,756	5,929

Total Utilities – 0.3%		5,929

TOTAL CORPORATE DEBT SECURITIES – 70.0%		$1,605,568
(Cost: $1,640,661)

LOANS (F)
Consumer Discretionary

Advertising – 0.2%
Advantage Sales & Marketing, Inc., 7.500%, 7–25–22	5,258	5,257

Apparel Retail – 1.6%
Gymboree Corp. (The), 5.000%, 2–23–18	1,611	1,223
Hoffmaster Group, Inc., 10.000%, 5–9–21	6,145	6,060
Nine West Holdings, Inc., 6.250%, 1–8–20	9,656	8,079
Talbots, Inc. (The):
4.750%, 3–17–20	2,391	2,337
8.250%, 3–17–21	4,797	4,593
True Religion Apparel, Inc.:
5.875%, 7–30–19	11,163	9,972
5.875%, 7–30–19	3,903	3,487

		35,751

Auto Parts & Equipment – 0.2%
Direct ChassisLink, Inc., 8.250%, 11–7–19	5,235	5,062

LOANS (F) (Continued)	Principal		Value
Casinos & Gaming – 0.2%
Centaur Acquisition LLC, 8.750%, 2–20–20		$2,504	$2,523
Gateway Casinos & Entertainment Ltd.:
5.348%, 11–26–19 (E)	CAD	3,214	2,522
6.016%, 11–26–19 (E)		8	6

			5,051

General Merchandise Stores – 1.3%
BJ’s Wholesale Club, Inc., 8.500%, 3–31–20		$12,387	12,284
Orchard Acquisition Co. LLC, 7.000%, 2–8–19		18,303	17,753

			30,037

Housewares & Specialties – 0.5%
KIK Custom Products, Inc.:
5.500%, 4–29–19		5,856	5,848
9.500%, 10–29–19		6,786	6,783

			12,631

Movies & Entertainment – 0.8%
Formula One Holdings Ltd. and Delta Two S.a.r.l., 7.750%, 7–29–22		16,085	15,978
Yonkers Racing Corp., 8.750%, 8–20–20		3,008	2,707

			18,685

Restaurants – 0.3%
TGI Friday’s, Inc.:
5.250%, 7–15–20		467	467
5.250%, 7–15–20		34	34
9.250%, 7–15–21		5,448	5,455

			5,956

Specialized Consumer Services – 0.2%
Wand Intermediate I L.P.:
4.750%, 9–17–21		1,566	1,574
8.250%, 9–17–22		2,539	2,539

			4,113

Total Consumer Discretionary –5.3%			122,543
Consumer Staples

Food Distributors – 0.3%
Performance Food Group, Inc., 6.250%, 11–14–19		6,176	6,181

Food Retail – 0.6%
Focus Brands, Inc., 10.250%, 8–21–18		13,764	13,764

32	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

LOANS (F) (Continued)	Principal	Value
Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc., 9.250%, 10–21–22	$5,087	$4,998

Packaged Foods & Meats – 0.1%
Shearer’s Foods LLC, 7.750%, 6–30–22	3,838	3,785

Total Consumer Staples – 1.2%		28,728
Energy

Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co., 7.500%, 12–16–20	6,734	6,717

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd., 6.250%, 5–16–20	6,857	5,737

Oil & Gas Equipment & Services – 0.2%
Regent Purchaser Investment, Inc., 6.000%, 8–14–21	5,837	4,374

Oil & Gas Exploration & Production – 0.3%
Callon Petroleum Co.:
0.000%, 10–8–21 (G)	3,003	2,917
8.500%, 10–8–21	1,905	1,850
Sabine Oil & Gas LLC, 8.750%, 12–31–18	3,609	1,765

		6,532

Oil & Gas Refining & Marketing – 1.0%
Fieldwood Energy LLC, 8.375%, 9–30–20	13,581	9,905
Offshore Group Investment Ltd., 5.750%, 3–28–19	1,960	1,115
Shelf Drilling Midco Ltd., 10.000%, 10–8–18 (D)	16,537	11,162

		22,182

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	3,560	3,475
11.750%, 2–16–21	3,043	2,921

		6,396

Total Energy – 2.3%		51,938
Financials

Consumer Finance – 0.1%
TransFirst, Inc., 9.000%, 11–12–22	3,598	3,603

Other Diversified Financial Services – 0.5%
WP Mustang Holdings LLC:
5.500%, 5–29–21	3,238	3,246
8.500%, 5–29–22	7,762	7,553

		10,799

Total Financials – 0.6%		14,402

LOANS (F) (Continued)	Principal	Value
Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc.:
5.250%, 11–3–20	$667	$669
8.500%, 11–3–21	8,030	7,916

		8,585

Health Care Services – 0.4%
Accellent, Inc., 7.500%, 3–12–22	4,465	4,231
Ikaria, Inc., 8.750%, 2–12–22	4,918	4,973

		9,204

Health Care Supplies – 0.5%
Sage Products Holdings III LLC, 9.250%, 6–13–20	11,579	11,681

Health Care Technology – 0.8%
Carestream Health, Inc., 9.500%, 12–7–19	12,645	12,588
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20	4,251	4,251
9.250%, 11–4–21	2,583	2,518

		19,357

Life Sciences Tools & Services – 0.4%
Atrium Innovations, Inc., 7.750%, 8–10–21	8,740	8,041

Total Health Care – 2.5%		56,868
Industrials

Air Freight & Logistics – 0.2%
DAE Aviation Holdings, Inc., 7.750%, 8–5–19	5,457	5,464

Building Products – 0.5%
GYP Holdings III Corp.:
4.750%, 4–1–21	1,879	1,829
7.750%, 4–1–22	10,135	9,932

		11,761

Construction & Engineering – 0.2%
Tensar International Corp.:
5.750%, 7–10–21	2,256	2,075
9.500%, 7–10–22	3,077	2,390

		4,465

Diversified Support Services – 0.3%
Sprint Industrial Holdings LLC:
7.000%, 5–14–19	5,178	4,841
11.250%, 5–14–19	2,034	1,912

		6,753

Environmental & Facilities Services – 0.1%
Brickman Group Ltd. (The), 7.500%, 12–18–21	1,676	1,678

LOANS (F) (Continued)	Principal	Value
Industrial Conglomerates – 0.2%
Crosby Worldwide Ltd., 7.000%, 11–22–21	$4,647	$4,089

Industrial Machinery – 1.1%
Capital Safety North America Holdings, Inc., 6.500%, 3–28–22	9,830	9,617
Dynacast International LLC, 9.500%, 1–30–23	13,494	13,629
NN, Inc., 6.000%, 8–29–21	2,037	2,037

		25,283

Research & Consulting Services – 0.4%
Larchmont Resources LLC, 8.250%, 8–7–19	11,264	10,101

Total Industrials – 3.0%		69,594
Information Technology

Application Software – 3.0%
Applied Systems, Inc., 7.500%, 1–23–22	7,317	7,292
Aptean Holdings, Inc.:
5.250%, 2–27–20	4,800	4,692
8.500%, 2–27–21	3,232	3,100
Misys plc and Magic Newco LLC, 12.000%, 6–12–19	40,494	44,037
TIBCO Software, Inc., 6.500%, 12–4–20	9,067	9,058

		68,179

Data Processing & Outsourced Services – 0.5%
Sedgwick Claims Management Services, Inc., 6.750%, 2–28–22	11,035	10,732

Internet Software & Services – 0.8%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–12–21	7,878	7,858
8.750%, 11–12–21	7,920	7,722
W3 Co., 9.250%, 9–1–20	2,855	2,598

		18,178

IT Consulting & Other Services – 1.1%
Active Network, Inc. (The):
5.500%, 11–15–20	5,140	5,117
9.500%, 11–15–21	10,383	9,916
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20	6,377	5,755
9.250%, 7–13–21	6,094	5,210

		25,998

Total Information Technology – 5.4%		123,087

2015	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

LOANS (F) (Continued)	Principal	Value
Materials

Construction Materials – 0.7%
U.S. LBM Holdings LLC:
8.000%, 5–2–20	$8,941	$8,785
8.000%, 5–2–20	6,782	6,664

		15,449

Diversified Metals & Mining – 0.2%
EP Minerals LLC:
5.500%, 8–20–20	2,846	2,846
8.500%, 8–20–21	2,803	2,789

		5,635

Metal & Glass Containers – 0.1%
Consolidated Container Co. LLC, 7.750%, 1–3–20	2,303	2,130

Paper Packaging – 0.6%
FPC Holdings, Inc., 9.250%, 5–27–20	7,863	7,431
Ranpak (Rack Merger), 8.250%, 10–1–22	5,506	5,496

		12,927

Specialty Chemicals – 0.7%
Chemstralia Ltd., 7.250%, 2–26–22	12,095	11,853
Chromaflo Technologies Corp., 8.250%, 6–2–20	4,572	4,480

		16,333

Total Materials – 2.3%		52,474

LOANS (F) (Continued)	Principal	Value
Telecommunication Services

Alternative Carriers – 0.2%
Cable & Wireless Communications, 6.500%, 12–31–16	$3,632	$3,641

Total Telecommunication Services – 0.2%		3,641
Utilities

Independent Power Producers & Energy Traders – 0.2%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–19 (G)	237	237
6.375%, 8–13–19	4,879	4,872

		5,109

Total Utilities – 0.2%		5,109

TOTAL LOANS – 23.0%		$528,384
(Cost: $548,813)

SHORT-TERM SECURITIES

Commercial Paper (H) – 4.1%
Baxter International, Inc., 0.630%, 4-15-15	7,000	6,998
Becton Dickinson & Co.:
0.430%, 4-2-15	5,000	5,000
0.440%, 4-7-15	5,000	5,000
Bemis Co., Inc.:
0.520%, 4-17-15	11,000	10,997
0.510%, 4-20-15	8,000	7,998

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (H) (Continued)
Campbell Soup Co., 0.440%, 4-1-15	$5,000	$5,000
Diageo Capital plc (GTD by Diageo plc), 0.620%, 4-10-15	6,000	5,999
Ecolab, Inc., 0.480%, 4-9-15	4,000	3,999
Kellogg Co., 0.470%, 4-7-15	7,989	7,988
Mondelez International, Inc.:
0.400%, 4-2-15	5,000	5,000
0.460%, 4-8-15	5,000	4,999
PacifiCorp:
0.550%, 4-2-15	5,000	5,000
0.610%, 4-13-15	10,000	9,998
Walgreens Boots Alliance, Inc., 0.440%, 4-9-15	10,000	9,999

		93,975

Master Note – 0.2%
Toyota Motor Credit Corp., 0.130%, 4-1-15 (I)	4,633	4,633

TOTAL SHORT-TERM SECURITIES – 4.3%		$98,608
(Cost: $98,609)

TOTAL INVESTMENT SECURITIES – 98.0%		$2,248,982
(Cost: $2,304,850)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		45,740

NET ASSETS – 100.0%		$2,294,722

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $1,097,143 or 47.8% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar, EUR – Euro and GBP – British Pound).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.

(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(H)	Rate shown is the yield to maturity at March 31, 2015.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

34	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

The following forward foreign currency contracts were outstanding at March 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	3,788	U.S. Dollar	5,709	4-13-15	Morgan Stanley International	$91	$—
Canadian Dollar	7,806	U.S. Dollar	6,180	4-13-15	Morgan Stanley International	17	—
Euro	5,650	U.S. Dollar	6,081	4-13-15	Morgan Stanley International	5	—

						$113	$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$138
Energy	2,111	—	—
Financials	2,841	—	—
Industrials	2,776	—	—
Utilities	799	—	—
Total Common Stocks	$8,527	$—	$138
Preferred Stocks	6,090	1,463	—
Warrants	—	204	—
Corporate Debt Securities	—	1,605,568	—
Loans	—	422,803	105,581
Short-Term Securities	—	98,608	—
Total	$14,617	$2,128,646	$105,719
Forward Foreign Currency Contracts	$—	$113	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans

Beginning Balance 10–1–14	$137	$41,984	$178,454
Net realized gain (loss)	—	—	(1,266)
Net change in unrealized appreciation (depreciation)	1	—	(1,030)
Purchases	—	—	21,643
Sales	—	—	(12,931)
Amortization/Accretion of premium/discount	—	—	119
Transfers into Level 3 during the period	—	—	24,955
Transfers out of Level 3 during the period	—	(41,984)	(104,363)
Ending Balance 3–31–15	$138	$—	$105,581
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-15	$1	$—	$(992)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended March 31, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$138	Broker	Broker quotes
Loans	$105,581	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS

Municipal Bond Fund ALL DATA IS AS OF MARCH 31, 2015 (UNAUDITED)

Asset Allocation

Bonds	84.6%
Municipal Bonds	84.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	15.4%

Lipper Rankings

Category: Lipper General Municipal Debt Funds	Rank	Percentile
1 Year	193/252	77
3 Year	167/226	74
5 Year	122/204	60
10 Year	41/150	28

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	78.1%
AAA	3.7%
AA	31.0%
A	29.2%
BBB	14.2%
Non-Investment Grade	6.5%
BB	1.3%
B	1.2%
Non-rated	4.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	15.4%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

36	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 1.4%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	$2,000	$2,374
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	2,871
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A, 5.000%, 1–1–35 (A)	6,555	7,472

		12,717

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	2,000

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	2,000	2,271
Coconino Cnty, AZ Pollutn Ctl Corp., Pollutn Ctl Rfdg Rev Bonds (NV Power Co. Proj), Ser 2006A, (Auction Rate Sec) (Insured by FGIC), 0.448%, 9–1–32 (B)	3,000	2,869
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	2,500	2,945
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,333

		10,418

California – 14.3%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	1,195
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,541
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds, 0.971%, 4–1–45 (B)	4,000	4,048

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1, 1.120%, 4–1–45 (B)	$8,500	$8,671
CA (School Facilities) GO Bonds, 5.000%, 11–1–30	3,000	3,533
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B, 5.250%, 6–1–42	1,900	2,115
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC), 5.500%, 12–1–16	10	11
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	3,000	3,473
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,407
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	4,000	4,470
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,150
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B, 5.250%, 6–1–23	2,085	2,267
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A, 5.000%, 1–1–22	1,500	1,576
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–33	1,000	1,061
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,875
6.350%, 7–1–46	970	1,052
CA Various Purp GO Bonds:
5.250%, 9–1–26	3,500	4,193
5.500%, 4–1–28	5	5
5.250%, 10–1–29	2,500	2,917
5.750%, 4–1–31	5,000	5,864
6.000%, 3–1–33	1,000	1,216
5.000%, 4–1–37	5,000	5,733
6.000%, 11–1–39	4,500	5,463

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Various Purp GO Rfdg Bonds, 5.000%, 2–1–33	$8,000	$9,218
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	750	889
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A, 6.250%, 9–1–24	2,000	2,452
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp, 5.750%, 2–1–30	2,000	2,274
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd. Tax Bonds), Ltd. Tax Rfdg Bonds, Ser 2012A, 0.485%, 3–1–34 (B)	2,000	2,001
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A, 5.000%, 6–1–29	1,500	1,730
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6–1–33 (A)	3,165	3,653
5.000%, 6–1–34 (A)	2,840	3,278
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (C)	3,315	1,740
0.000%, 8–1–32 (C)	5,000	2,485
0.000%, 8–1–33 (C)	5,000	2,357
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	2,750	3,053
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	3,449
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,777
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	1,138
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC), 5.500%, 10–1–28	500	563
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1, 5.500%, 8–1–35	1,000	1,114

2015	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	$3,185	$3,791
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	1,000	1,164
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11–1–34	500	613
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10–1–30	1,000	1,190
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI, 5.000%, 5–15–34	3,500	4,048
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC), 5.500%, 5–15–20	1,500	1,504
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1–1–29	1,000	1,173
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	2,185	2,513

		127,003

Colorado – 2.4%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	2,065	2,393
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,390	1,617
7.400%, 12–1–38	1,000	1,219
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	2,975	3,332
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	730	845
5.500%, 11–1–27	270	312

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010, 5.625%, 12–1–40	$3,250	$3,628
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	2,500	2,949
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	4,250	5,055

		21,350

Connecticut – 0.3%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.750%, 6–15–34	2,500	2,825

District Of Columbia – 1.2%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	2,250	2,652
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (C)	6,500	7,717

		10,369

Florida – 5.7%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	2,500	2,798
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1, 5.000%, 6–1–20	1,000	1,165
Citizens Ppty Ins Corp., Sr Secured Bonds, Ser 2012A-1, 1.270%, 6–1–15 (B)	4,500	4,508
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	3,600	3,942
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	3,600	4,157
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	2,500	2,879

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	$2,885	$3,343
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	1,500	1,728
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	2,500	2,888
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	5,000	6,120
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 6.000%, 10–1–23	2,500	2,896
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	3,000	3,700
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 6.500%, 7–1–35	2,500	2,888
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A, 6.250%, 4–1–39	1,000	1,123
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	3,500	3,951
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011, 5.250%, 10–15–22	2,250	2,639

		50,725

Georgia – 1.8%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1–1–23	2,000	2,436
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place LLC Proj), Ser 2009A, 5.000%, 7–1–37	3,500	3,780
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	3,000	3,444
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	1,500	1,661

38	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Georgia (Continued)
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A, 0.307%, 1–1–24 (B)	$1,000	$960
Griffin, GA Combined Pub Util Rev Rfdg Bonds, Ser 2012 (Insured by AGM):
3.000%, 1–1–16	1,050	1,070
3.000%, 1–1–17	500	519
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 6.000%, 1–1–23	2,100	2,438

		16,308

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	886
5.750%, 9–1–20	1,000	1,205
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A, 6.750%, 11–1–37	2,000	2,335

		4,426

Illinois – 3.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	1,750	1,778
Chicago GO Bonds, Proj Ser 2011A, 5.250%, 1–1–35	1,500	1,529
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008:
5.750%, 6–1–28	620	694
5.750%, 6–1–28	380	437
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	2,500	2,830
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–30	2,500	3,029
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.750%, 7–1–33	2,500	2,883

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC - Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	$2,000	$2,235
IL GO Bonds, Ser 2012A, 4.000%, 1–1–23	8,750	9,259
IL Sales Tax Rev Bonds (Jr Oblig), Series 2013, 5.000%, 6–15–26	1,700	2,000
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A, 5.000%, 1–1–35	3,000	3,399
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1, 0.000%, 6–15–43 (C)	2,000	558
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7–1–24	3,080	3,952

		34,583

Indiana – 0.5%
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A (Insured by NPFGC), 7.400%, 7–1–15	1,655	1,684
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B (Insured by NPFGC), 7.400%, 7–1–15	2,855	2,907

		4,591

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 5.750%, 6–1–31	1,000	1,091
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008, 6.000%, 8–1–27	2,500	2,915
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9–1–39	2,145	2,242
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9–1–33	1,000	988

		7,236

MUNICIPAL BONDS (Continued)	Principal	Value
Kansas – 0.7%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	$2,000	$2,189
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010, 5.900%, 4–1–32	3,000	3,310
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006, 5.000%, 12–1–27	655	663

		6,162

Kentucky – 0.9%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	5,212
6.500%, 3–1–45	2,000	2,326

		7,538

Louisiana – 2.2%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B, 5.250%, 1–1–28	1,000	1,146
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	5,250	6,148
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,160
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10–1–20	2,040	2,387
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	1,000	1,150
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1-1–23	1,500	1,740
New Orleans, LA, GO Rfdg Bonds, Ser 2012, 5.000%, 12–1–25	1,500	1,699

2015	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Louisiana (Continued)
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	$2,000	$2,289
5.000%, 12–1–27	1,500	1,703

		19,422

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3, 5.875%, 12–1–39	1,020	1,135

Maryland – 1.0%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,750	1,900
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D, 0.945%, 5–15–38 (B)	5,460	5,503
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A, 6.000%, 7–1–40	1,500	1,585

		8,988

Massachusetts – 1.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	2,315	2,570
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010, 5.625%, 10–15–40	1,000	1,086
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A, 5.750%, 7–1–39	1,615	1,832
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A, 0.380%, 2–1–17 (B)	6,000	6,014

		11,502

Michigan – 2.1%
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009, 5.750%, 12–1–34	1,000	1,088
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI, 5.000%, 12–1–35	2,500	2,824

MUNICIPAL BONDS (Continued)	Principal	Value
Michigan (Continued)
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	$4,250	$4,835
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.000%, 9–1–29	3,950	4,879
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	2,000	2,402
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I, 6.000%, 10–15–38	2,000	2,307

		18,335

Minnesota – 0.6%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006, 5.250%, 5–15–36	2,000	2,089
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A, 6.750%, 11–15–32	1,000	1,181
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	2,000	2,313

		5,583

Missouri – 1.7%
Belton, MO, Cert of Part, Ser 2008, 5.125%, 3–1–25	1,000	1,091
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	2,135	2,138
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	2,250	2,531
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A, 5.750%, 6–1–39	1,000	1,142
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12–1–29 (A)	1,550	1,818

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
5.000%, 12–1–30 (A)	$1,200	$1,399
5.000%, 12–1–31 (A)	1,000	1,161
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	2,500	2,593
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM), 0.000%, 7–15–36 (C)	2,350	959
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (D)	1,895	133

		14,965

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010, 5.625%, 1–1–40	1,000	1,114

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	3,000	3,486
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–25	1,715	2,076

		5,562

New Hampshire – 0.7%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10–1–39	1,635	1,845
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	1,000	1,146
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	1,985	2,424
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A, 5.650%, 1–1–36	345	350

		5,765

40	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
New Jersey – 4.9%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10–1–21	$2,500	$2,995
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC-Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	2,900	3,280
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	2,545	2,832
NJ Econ Dev Auth, Sch Fac Constr Rfdg Notes (SIFMA Index Notes), Ser 2013I, 1.620%, 3–1–28 (B)	12,000	11,800
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	1,000	1,255
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,561
5.500%, 12–1–21	1,145	1,337
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	1,500	1,691
NJ Tpk Auth, Tpk Rev Bonds, Ser 2000D, 0.103%, 1–1–30 (B)	6,625	6,161
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (C)	10,000	2,849
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12–15–22	3,500	4,023
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	1,000	1,207
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,500	3,027

		44,018

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	1,070	1,098

MUNICIPAL BONDS (Continued)	Principal	Value
New York – 5.6%
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11–15–36	$1,125	$1,296
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B, 0.180%, 7–1–29 (B)	8,900	8,321
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC), 0.444%, 12–1–23 (B)	4,350	4,171
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC), 0.102%, 5–1–34 (B)	8,000	7,420
NYC GO Bonds, Ser 2014D-1, 5.000%, 8–1–30	2,000	2,326
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K, 4.950%, 11–1–39	2,000	2,098
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (C)	2,675	2,007
0.000%, 3–1–26 (C)	2,685	1,910
0.000%, 3–1–27 (C)	2,500	1,694
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5–1–29	2,600	3,108
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	4,490	5,082
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12–15–31	8,500	10,109

		49,542

North Carolina – 0.4%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.750%, 1–1–24	1,000	1,197
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (C)	3,000	1,342
5.750%, 1–1–39	1,000	1,129

		3,668

MUNICIPAL BONDS (Continued)	Principal	Value
Ohio – 1.4%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	$1,000	$1,220
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,257
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	4,500	5,256
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	1,000	1,113
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1–1–33	2,000	2,189
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC), 6.200%, 9–1–33	450	468

		12,503

Oklahoma – 0.1%
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1–1–28	1,000	1,135

Oregon – 0.8%
Port of Portland, OR, Portland Intl Arpt Rfdg RevBonds, Ser Twenty-Three, 5.000%, 7–1–33	5,000	5,857
Port of Portland, Portland Intl Arpt, Rev Bonds, SubSer 20C, 5.000%, 7–1–22	1,000	1,165

		7,022

Pennsylvania – 6.0%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	1,000	1,248
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,343
6.000%, 6–1–36	2,750	3,210

2015	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania (Continued)
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	$3,500	$3,845
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	2,500	2,823
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6–1–33 (C)	4,000	4,753
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	2,250	2,572
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2, 0.000%, 12–1–28 (C)	8,500	9,301
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12–15–31	2,600	2,933
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6–15–22	5,000	5,745
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12–15–24	10,750	12,163
Sch Dist of Philadelphia, GO Bonds, Ser 2015A:
5.000%, 9–1–34 (A)	1,000	1,117
5.000%, 9–1–35 (A)	1,000	1,112

		53,165

Puerto Rico – 1.3%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	1,500	1,282
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 5.000%, 7–1–28	1,000	1,010
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien), 6.000%, 7–1–38	3,500	2,439
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B, 5.500%, 8-1–31	1,750	898
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A, 0.000%, 8–1–32 (C)	5,000	3,308
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (C)	4,500	2,139

		11,076

MUNICIPAL BONDS (Continued)	Principal	Value
Rhode Island – 0.6%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5–15–30	$1,590	$1,859
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	3,350	3,625

		5,484

South Carolina – 1.1%
SC Jobs–Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A, 6.500%, 4–1–42	4,015	5,014
SC Pub Svc Auth, Tax-Exempt Rfdg and Impvt Rev Oblig, Ser 2015A, 5.000%, 12–1–31	4,300	5,028

		10,042

South Dakota – 0.1%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994, 7.300%, 4–1–16	760	781

Tennessee – 1.2%
Memphis–Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,598
5.750%, 7–1–20	1,330	1,592
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A, 5.500%, 7–1–36	3,000	3,162
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7–1–38	2,500	2,948

		10,300

Texas – 11.1%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC), 5.500%, 8–15–27	2,000	2,232
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,250	3,740

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Cap Area Cultural Ed Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	$1,000	$1,169
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	2,500	3,158
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A, 4.250%, 12–1–34	2,000	2,008
Dallas Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008, 6.375%, 2–15–34	2,500	2,891
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A, 6.000%, 8–15–38	2,500	2,897
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.000%, 12–1–27	2,500	3,034
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008, 5.000%, 11–15–26	2,500	2,791
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 5.750%, 2–15–28	1,000	1,028
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C, 0.620%, 5–15–34 (B)	3,500	3,508
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A:
6.250%, 5–15–28	2,480	2,849
6.250%, 5–15–28	20	23
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 5.625%, 12–1–17	5,000	5,265
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (C)	25,000	14,194
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A, 6.500%, 8–15–39	1,000	1,148

42	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp.-Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	$4,000	$4,196
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	3,000	3,082
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	1,500	1,685
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–16	2,000	2,123
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	2,000	2,394
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,809
7.000%, 6–30–40	5,000	6,095
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,888
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5–1–26	3,740	4,485
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC), 0.000%, 8–15–26 (C)	24,500	17,275

		98,967

Vermont – 0.0%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM), 5.500%, 11–1–37	100	100

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note-Diageo Proj), Ser 2009A, 6.750%, 10–1–37	1,000	1,147

MUNICIPAL BONDS (Continued)	Principal	Value
Virginia – 0.5%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	$2,500	$2,939
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B, 6.000%, 7–1–27	1,605	1,872

		4,811

Washington – 2.2%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	3,000	3,484
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009, 7.000%, 7–1–39	1,000	1,167
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.125%, 3–1–29	2,500	3,058
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	2,910	3,115
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B, 7.125%, 7–1–16	8,200	8,888

		19,712

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A, 5.750%, 5–1–33	1,000	1,164
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A, 5.625%, 4–15–39	1,500	1,685
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	2,000	2,413

		5,262

Wyoming – 0.3%
WY Cmnty Dev Auth, Hsng Rev Bonds, 2014 Ser 1, 3.700%, 12–1–27	1,420	1,463

MUNICIPAL BONDS (Continued)	Principal	Value
Wyoming (Continued)
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–28	$1,000	$1,113

		2,576

TOTAL MUNICIPAL BONDS – 84.6%		$753,031
(Cost: $668,285)

SHORT-TERM SECURITIES
Commercial Paper (E) – 4.0%
Baxter International, Inc., 0.630%, 4–15–15	5,000	4,999
Becton Dickinson & Co.:
0.430%, 4–2–15	5,000	5,000
0.440%, 4–7–15	5,000	4,999
Bemis Co., Inc.:
0.500%, 4–7–15	3,958	3,958
0.500%, 4–9–15	5,000	4,999
Kroger Co. (The), 0.500%, 4–6–15	4,000	4,000
NBCUniversal Enterprise, Inc., 0.420%, 4–1–15	2,900	2,900
Virginia Electric and Power Co., 0.500%, 4–22–15	5,000	4,998

		35,853

Master Note – 0.0%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (F)	31	31

Municipal Obligations – 12.8%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.), 0.010%, 4–1–15 (F)	7,100	7,100
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.), 0.010%, 4–1–15 (F)	2,100	2,100
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.040%, 4–7–15 (F)	1,500	1,500
City of Chicago, GO Var Rate Demand Bonds, Ser 2003B-1 (GTD by JPMorgan Chase & Co.), 0.020%, 4–7–15 (F)	4,700	4,700
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.030%, 4–7–15 (F)	4,200	4,200

2015	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006, 0.030%, 4–7–15 (F)	$3,700	$3,700
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.), 0.020%, 4–7–15 (F)	340	340
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.), 0.020%, 4–7–15 (F)	1,325	1,325
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.), 0.020%, 4–7–15 (F)	2,500	2,500
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.), 0.010%, 4–1–15 (F)	4,500	4,500
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.020%, 4–7–15 (F)	1,500	1,500
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), 0.020%, 4–7–15 (F)	2,000	2,000

SHORT- TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.010%, 4–1–15 (F)	$6,915	$6,915
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.010%, 4–1–15 (F)	20,990	20,990
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.030%, 4–1–15 (F)	19,000	19,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.), 0.010%, 4–7–15 (F)	6,300	6,300
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.), 0.020%, 4–7–15 (F)	6,000	6,000
NYC GO Bonds, Fiscal 2008 Series L-4, 0.010%, 4–1–15 (F)	2,000	2,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.040%, 4–1–15 (F)	3,045	3,045

SHORT- TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.), 0.020%, 4–7–15 (F)	$3,549	$3,549
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011G (GTD by Bank of Nova Scotia), 0.020%, 4–7–15 (F)	4,000	4,000
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank N.A.), 0.020%, 4–7–15 (F)	6,320	6,320

		113,584

TOTAL SHORT-TERM SECURITIES – 16.8%		$149,468
(Cost: $149,469)

TOTAL INVESTMENT SECURITIES – 101.4%		$902,499
(Cost: $817,754)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(12,054)

NET ASSETS – 100.0%		$890,445

Notes to Schedule of Investments

(A)	Purchased on a when-issued basis with settlement subsequent to March 31, 2015.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.

(C)	Zero coupon bond.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at March 31, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

44	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$—	$753,031	$—
Short-Term Securities	—	149,468	—
Total	$—	$902,499	$—

During the period ended March 31, 2015, securities totaling $16,277 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	45

PORTFOLIO HIGHLIGHTS

Municipal High Income Fund	ALL DATA IS AS OF MARCH 31, 2015 (UNAUDITED)

Asset Allocation

Bonds	87.9%
Municipal Bonds	87.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	12.1%

Lipper Rankings

Category: Lipper High Yield Municipal Debt Funds	Rank	Percentile
1 Year	89/140	64
3 Year	78/112	70
5 Year	59/106	56
10 Year	6/64	10

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	34.8%
AA	1.7%
A	10.5%
BBB	22.6%
Non-Investment Grade	53.1%
BB	5.9%
B	5.0%
CCC	1.6%
Non-rated	40.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	12.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

46	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 0.1%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A, 7.000%, 9–1–32	$1,000	$1,139

Alaska – 0.3%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	2,865	2,250

Arizona – 3.1%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 0.981%, 1–1–37 (A)	10,000	9,060
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	8,000	9,423
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,500	1,506
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,564
6.250%, 12–1–46	1,500	1,642
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	1,380	1,382
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	2,000	2,369

		26,946

California – 5.9%
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,000	1,001
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	4,000	4,635
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA), 6.625%, 8–1–29	2,225	2,674

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	$2,995	$3,219
6.350%, 7–1–46	1,705	1,850
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	1,500	1,792
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40	5,000	5,862
Golden State Tob Securitization Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2007A–1, 5.125%, 6–1–47	5,000	3,885
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A, 5.000%, 6–1–35 (B)	6,265	7,201
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,245
6.750%, 11–1–39	900	999
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,500	2,962
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,104
8.000%, 8–1–38	1,400	1,549
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12–1–41	4,000	4,932
San Mateo Cmnty Fac Dist No. 2008–1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	1,000	1,174
Tob Securitization Auth of Southn CA, Tob Stlmt Asset–Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	5,500	4,742

		51,826

Colorado – 7.5%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006, 5.250%, 10–1–40	2,000	2,025

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	$4,805	$5,068
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B, 8.000%, 12–1–38	1,140	1,379
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	2,700	3,290
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	4,000	4,808
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	5,975	6,692
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2006A, 5.750%, 1–1–37	3,000	3,064
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012, 7.000%, 6–1–42	3,665	3,978
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012, 5.250%, 1–1–37	1,000	1,035
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	5,000	4,160
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	4,000	4,546
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd. Tax GO Bonds, Ser 2007, 5.500%, 12–15–37	7,300	7,413
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008, 6.500%, 11–15–38	3,000	4,133
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003, 6.050%, 12–1–33	1,245	1,250
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,568

2015	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Bonds, Ser 2006, 5.750%, 12–1–36	$2,026	$1,664
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	4,118	4,126
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	3,190	3,492

		65,691

Connecticut – 0.6%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	4,500	5,452

Florida – 2.9%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,502
6.750%, 11–1–39	2,390	2,675
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011, 7.750%, 1–1–41	4,000	3,892
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 6–15–32	2,600	2,674
6.000%, 9–15–40	6,000	6,289
6.125%, 6–15–43	1,000	1,026
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10–1–38	1,985	2,142
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	3,835	4,337

		25,537

Georgia – 0.8%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	2,000	2,215

MUNICIPAL BONDS (Continued)	Principal	Value
Georgia (Continued)
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013, 7.250%, 1–1–49	$4,000	$4,654

		6,869

Guam – 0.4%
Govt of GU, GO Bonds, Ser 2009A, 7.000%, 11–15–39	2,700	3,195

Hawaii – 0.3%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	506
9.000%, 11–15–44	2,000	2,509

		3,015

Illinois – 8.6%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	2,500	2,539
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12–1–43	3,000	2,881
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.500%, 10–15–40	4,500	4,886
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	1,625	1,728
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.750%, 5–15–46	2,500	2,672
IL Fin Auth, Multi–Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012, 6.500%, 12–1–32	4,660	4,889
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A, 8.000%, 5–15–46	7,000	7,868
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	2,565	3,108
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C, 6.625%, 11–1–39	3,000	3,626

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	$5,000	$6,233
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	3,500	3,688
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	2,000	2,094
State of IL GO Bonds, 5.500%, 7–1–38	2,000	2,236
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd. Incr Sales Tax Proj), Ser 2007, 5.350%, 3–1–31	2,260	1,782
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	3,560	4,183
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	695	763
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3–1–23	2,805	2,952
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12–1–36	2,675	2,465
Vlg of Bridgeview, Cook Cnty, IL GO Rfdg Bonds, Ser 2014A, 5.500%, 12–1–43	5,000	5,403
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (C)	7,385	6,745
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	2,420	2,677

		75,418

Indiana – 3.2%
City of Carmel, IN, Rev Bonds, Ser 2012A, 7.125%, 11–15–47	6,250	6,974
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	1,055	1,074
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	1,030	1,047

48	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Indiana (Continued)
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6–1–39	$6,335	$6,812
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	2,000	2,227
Terre Haute, IN Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8–1–39	1,000	1,017
Westfield Redev Dist, Tax Incr Rev Bonds of 2009, 6.500%, 2–1–30	2,000	2,175
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	3,685	3,965
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	2,300	2,577

		27,868

Iowa – 0.6%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	4,500	4,791

Kansas – 1.8%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	3,000	3,283
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A, 6.750%, 9–1–30	2,920	3,139
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	3,500	3,684
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007, 6.000%, 4–1–27 (D)	4,287	1,501
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A, 6.000%, 11–15–38	2,500	2,533

MUNICIPAL BONDS (Continued)	Principal	Value
Kansas (Continued)
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (D)	$68	$26
5.000%, 12–1–28 (D)	95	37
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006, 6.200%, 9–1–26	1,000	1,113

		15,316

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,371
6.500%, 3–1–45	2,500	2,907

		9,278

Louisiana – 2.9%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,161
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7–1–39	11,000	12,172
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A, 8.375%, 7–1–39	6,000	6,283
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	4,600	5,290

		24,906

Maryland – 0.4%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,250	1,357
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	2,000	2,237

		3,594

Massachusetts – 1.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 7.000%, 7–1–42	4,000	4,564

MUNICIPAL BONDS (Continued)	Principal	Value
Massachusetts (Continued)
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC), 0.155%, 1–1–31 (A)	$11,500	$9,861

		14,425

Michigan – 2.8%
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,035
7.450%, 10–1–41	1,000	1,041
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12–1–30	2,000	2,028
6.500%, 12–1–40	3,000	3,101
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	9,815	6,208
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A, 6.875%, 6–1–42	7,600	7,578
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,145	1,169
7.000%, 11–15–38	2,400	2,440

		24,600

Missouri – 6.5%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	2,470	2,764
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B, 8.000%, 5–1–28	2,045	2,184
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A, 6.250%, 10–1–17	1,700	1,666
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	588
6.125%, 12–1–36	675	592

2015	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	$860	$742
5.625%, 4–1–27	1,500	1,235
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	689
5.500%, 10–1–31	1,500	1,308
5.550%, 10–1–36	400	339
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A, 6.500%, 10–1–30	1,500	1,706
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,600	2,602
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 7.000%, 4–1–28 (D)	5,700	2,850
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	2,950	3,094
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A, 6.000%, 6–1–20	940	1,038
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	3,500	3,623
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B, 9.000%, 11–1–31	3,000	3,204
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (C)	1,500	612
0.000%, 7–15–37 (C)	2,500	978
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4–1–27 (D)	1,250	620
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	1,390	1,441

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A, 5.950%, 11–1–29	$2,700	$2,762
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	2,500	2,484
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12–1–28 (D)	1,000	247
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	3,875	3,882
6.500%, 1–1–35	3,000	3,005
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,185	1,194
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (D)	3,790	265
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	3,000	3,108
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	6,000	6,009

		56,831

Nebraska – 1.3%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,963
5.000%, 9–1–42	2,000	2,200

		11,163

Nevada – 1.1%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	5,000	5,809

MUNICIPAL BONDS (Continued)	Principal	Value
Nevada (Continued)
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	$3,000	$3,546

		9,355

New Jersey – 1.4%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 5.125%, 9–15–23	2,000	2,192
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	2,500	3,136
Tob Stlmt Fin Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2007–1A, 5.000%, 6–1–41	8,980	6,932

		12,260

New York – 3.5%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2, 6.500%, 1–1–32	1,125	1,125
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 6.700%, 1–1–49	3,750	3,745
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5, 6.700%, 1–1–49	726	725
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B, 5.500%, 7–1–20	1,453	1,457
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C, 2.000%, 1–1–49	2,537	110
NY Liberty Dev Corp. Rev Bonds (3 World Trade Center Proj), Ser 2014, 5.000%, 11–15–44	15,000	15,847

50	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005, 6.375%, 1–1–39	$1,800	$1,826
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1–1–46	6,015	6,058

		30,893

Ohio – 0.7%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	3,500	4,269
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B, 6.875%, 5–15–40	1,240	1,422

		5,691

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,021
6.000%, 11–15–38	4,550	4,579

		6,600

Oregon – 1.2%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008, 8.250%, 1–1–38	4,000	4,815
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7–1–30	5,000	5,753

		10,568

Pennsylvania – 1.7%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	3,000	3,743
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 5.250%, 1–1–41	3,000	3,134

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania (Continued)
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	$6,540	$6,781
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (D)	1,850	537
7.350%, 7–1–22 (D)	3,400	986

		15,181

Puerto Rico – 2.8%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7–1–35	5,000	4,116
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	2,000	1,423
5.500%, 7–1–39	3,750	2,533
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien), 5.750%, 7–1–37	1,000	686
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.250%, 7–1–40	2,000	1,171
PR Elec Power Auth, Power Rev Bonds, Ser 2013A, 7.000%, 7–1–43	13,000	7,606
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	5,000	3,208
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A:
5.375%, 8–1–39	5,000	3,008
5.500%, 8–1–42	1,000	604

		24,355

South Carolina – 0.7%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A, 6.500%, 4–1–42	5,000	6,244

Tennessee – 0.6%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN), Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,720	1,764
6.900%, 5–1–29	3,750	3,845

		5,609

MUNICIPAL BONDS (Continued)	Principal	Value
Texas – 14.1%
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	$1,750	$2,014
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	3,500	4,422
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	2,000	795
0.000%, 1–1–40 (C)	1,500	489
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A, 5.000%, 11–1–45	5,500	5,999
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B, 5.000%, 11–1–44	5,000	5,595
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A, 5.500%, 4–1–53	10,000	11,264
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A, 9.000%, 9–1–38	2,970	3,332
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	4,500	4,911
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A, 5.500%, 2–15–27	1,500	1,529
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	1,600	1,641
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,286
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	5,205	6,046
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A, 6.625%, 7–1–36	6,000	6,186

2015	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 6.875%, 12–1–24	$2,000	$2,111
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	1,024
6.500%, 8–15–39	1,800	2,067
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	475	565
7.750%, 6–1–39	1,200	1,488
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp. - Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	6,000	6,294
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	6,000	6,165
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	728
8.250%, 11–15–44	7,000	6,840
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–32	1,000	1,103
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	9,750	11,668
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,873
7.000%, 6–30–40	6,000	7,314
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	5,400	6,237

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	$3,000	$3,783
TX Trans Comsn, Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8–15–41	6,445	7,170

		122,939

Utah – 0.3%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A, 5.500%, 6–1–37	2,000	2,223

Virginia – 3.9%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,911	3,874
2.000%, 10–1–48	1,265	55
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	4,865	5,770
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007, 0.000%, 9–1–41 (C)	821	113
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007, 5.625%, 9–1–41	2,779	2,551
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. - Sussex Apt Proj), Ser 1996, 8.000%, 9–1–26	2,075	2,077
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7–1–34	4,590	4,952
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	2,000	2,334
5.500%, 1–1–42	11,000	12,116

		33,842

MUNICIPAL BONDS (Continued)	Principal	Value
Washington – 0.8%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	$1,865	$2,065
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	4,100	5,054

		7,119

Wisconsin – 1.0%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7–1–42	4,500	4,779
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,129
6.125%, 6–1–39	1,000	1,123
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A, 5.500%, 6–15–45	2,000	2,001

		9,032

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–38	4,000	4,418

TOTAL MUNICIPAL BONDS – 87.9%		$766,439
(Cost: $730,101)

SHORT-TERM SECURITIES
Commercial Paper (E) – 7.6%
Baxter International, Inc., 0.630%, 4–15–15	5,000	4,999
Becton Dickinson & Co., 0.430%, 4–2–15	10,000	10,000
Bemis Co., Inc.:
0.500%, 4–9–15	5,000	4,999
0.510%, 4–21–15	7,500	7,498
Clorox Co. (The), 0.470%, 4–8–15	9,600	9,599
CVS Caremark Corp.:
0.450%, 4–10–15	10,000	9,999
0.470%, 4–27–15	5,000	4,998
Kroger Co. (The), 0.500%, 4–6–15	4,000	4,000
NBCUniversal Enterprise, Inc.:
0.420%, 4–1–15	5,000	5,000
0.500%, 4–9–15	5,000	4,999

		66,091

52	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands) MARCH 31, 2015 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (F)	$3,608	$3,608

Municipal Obligations – 3.6%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.), 0.010%, 4–7–15 (F)	1,300	1,300
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.), 0.010%, 4–1–15 (F)	3,000	3,000
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.040%, 4–7–15 (F)	1,300	1,300
City of Chicago, GO Var Rate Demand Bonds, Ser 2003B–1 (GTD by JPMorgan Chase & Co.), 0.020%, 4–7–15 (F)	4,800	4,800

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.030%, 4–7–15 (F)	$2,500	$2,500
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.), 0.020%, 4–7–15 (F)	1,000	1,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.020%, 4–7–15 (F)	5,640	5,640
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09–1, Adj Rate Spl Tax Bonds, Ser 2014C–C (GTD by U.S. Bank N.A.), 0.010%, 4–1–15 (F)	3,500	3,500

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.010%, 4–1–15 (F)	$8,000	$8,000

		31,040

TOTAL SHORT–TERM SECURITIES – 11.6%		$100,739
(Cost: $100,740)

TOTAL INVESTMENT SECURITIES – 99.5%		$867,178
(Cost: $830,841)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		4,779

NET ASSETS – 100.0%		$871,957

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.

(B)	Purchased on a when-issued basis with settlement subsequent to March 31, 2015.

(C)	Zero coupon bond.

(D)	Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at March 31, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$—	$766,439	$—
Short-Term Securities	—	100,739	—
Total	$—	$867,178	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FHA = Federal Housing Administration

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	53

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF MARCH 31, 2015 (UNAUDITED)

(In thousands, except per share amounts)	Bond Fund	Cash Management		Global Bond Fund	Government Securities Fund	High Income Fund	Municipal Bond Fund	Municipal High Income Fund
ASSETS
Investments in unaffiliated securities at value+	$1,265,718	$1,317,428		$773,153	$253,059	$2,248,982	$902,499	$867,178
Investments at Value	1,265,718	1,317,428		773,153	253,059	2,248,982	902,499	867,178
Cash	1	1		1	295	1	1	1
Cash denominated in foreign currencies at value+	—	—		—	—	12	—	—
Investment securities sold receivable	1,913	—		27	—	15,805	—	—
Dividends and interest receivable	11,779	443		8,738	1,225	46,310	9,075	13,550
Capital shares sold receivable	1,444	30,543		618	402	1,926	1,574	1,537
Receivable from affiliates	—	4,123		—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—		192	—	113	—	—
Variation margin receivable	—	—		59	—	—	—	—
Prepaid and other assets	60	83		50	39	108	60	185
Total Assets	1,280,915	1,352,621		782,838	255,020	2,313,257	913,209	882,451

LIABILITIES
Investment securities purchased payable	—	—		—	—	11,306	20,909	7,206
Capital shares redeemed payable	2,566	41,501		1,688	496	5,667	1,537	2,836
Distributions payable	—	57		—	9	797	—	195
Independent Trustees and Chief Compliance Officer fees payable	234	271		109	82	266	177	128
Distribution and service fees payable	8	—	*	5	2	15	6	6
Shareholder servicing payable	276	471		221	67	394	84	79
Investment management fee payable	16	14		13	3	35	12	12
Accounting services fee payable	22	21		17	8	22	18	18
Other liabilities	22	21		14	3	33	21	14
Total Liabilities	3,144	42,356		2,067	670	18,535	22,764	10,494
Total Net Assets	$1,277,771	$1,310,265		$780,771	$254,350	$2,294,722	$890,445	$871,957

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,226,155	$1,310,656		$829,250	$252,383	$2,363,264	$815,062	$858,191
Undistributed (distributions in excess of) net investment income	272	—		1,022	(353)	—	1,563	1,474
Accumulated net realized gain (loss)	15,768	(391)		(9,560)	(1,564)	(12,775)	(10,925)	(24,045)
Net unrealized appreciation (depreciation)	35,576	—		(39,941)	3,884	(55,767)	84,745	36,337
Total Net Assets	$1,277,771	$1,310,265		$780,771	$254,350	$2,294,722	$890,445	$871,957

CAPITAL SHARES OUTSTANDING:
Class A	193,558	1,305,754		193,169	44,186	270,361	114,569	170,075
Class B	581	747		681	233	1,023	115	222
Class C	1,647	4,155		2,445	884	6,197	1,945	5,069
Class Y	2,730	N/A		14,640	415	44,371	N/A	N/A

NET ASSET VALUE PER SHARE:
Class A	$6.44	$1.00		$3.70	$5.56	$7.13	$7.64	$4.97
Class B	$6.43	$1.00		$3.70	$5.56	$7.13	$7.62	$4.97
Class C	$6.43	$1.00		$3.70	$5.56	$7.13	$7.62	$4.97
Class Y	$6.44	N/A		$3.70	$5.56	$7.13	N/A	N/A

+COST
Investments in unaffiliated securities at cost	$1,230,142	$1,317,428		$813,733	$249,175	$2,304,850	$817,754	$830,841
Cash denominated in foreign currencies at cost	—	—		—	—	12	—	—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2015

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (UNAUDITED)

(In thousands)	Bond Fund	Cash Management	Global Bond Fund	Government Securities Fund	High Income Fund	Municipal Bond Fund	Municipal High Income Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$—	$1,527	$—	$347	$—	$—
Foreign dividend withholding tax	—	—	(85)	—	—	—	—
Interest and amortization from unaffiliated securities	20,545	1,207	17,129	2,810	87,608	16,068	22,210
Total Investment Income	20,545	1,207	18,571	2,810	87,955	16,068	22,210
EXPENSES
Investment management fee	2,992	2,571	2,491	633	6,409	2,260	2,164
Distribution and service fees:
Class A	1,544	—	932	306	2,405	1,079	1,018
Class B	20	4	14	7	40	5	6
Class C	53	24	50	26	232	75	127
Shareholder servicing:
Class A	1,241	2,233	973	290	1,589	338	320
Class B	15	2	12	4	23	1	2
Class C	19	4	16	8	45	14	20
Class Y	18	N/A	39	2	235	—	—
Registration fees	47	59	44	32	56	36	39
Custodian fees	12	14	16	4	16	8	8
Independent Trustees and Chief Compliance Officer fees	33	33	22	6	60	23	21
Accounting services fee	129	128	106	47	129	108	106
Professional fees	43	38	53	18	78	72	88
Other	56	92	38	17	84	33	31
Total Expenses	6,222	5,202	4,806	1,400	11,401	4,052	3,950
Less:
Expenses in excess of limit	(80)	(4,123)	(87)	(73)	(124)	(156)	(112)
Total Net Expenses	6,142	1,079	4,719	1,327	11,277	3,896	3,838
Net Investment Income	14,403	128	13,852	1,483	76,678	12,172	18,372

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	29,079	12	(482)	2,973	(14,682)	(4,708)	(2,714)
Futures contracts	(5,593)	—	(662)	(489)	—	—	—
Forward foreign currency contracts	—	—	743	—	2,235	—	—
Foreign currency exchange transactions	—	—	(845)	—	(38)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(2,527)	—	(42,080)	1,284	(66,861)	10,488	9,878
Futures contracts	(801)	—	471	(168)	—	—	—
Forward foreign currency contracts	—	—	329	—	(256)	—	—
Foreign currency exchange transactions	—	—	69	—	(2)	—	—
Net Realized and Unrealized Gain (Loss)	20,158	12	(42,457)	3,600	(79,604)	5,780	7,164
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,561	$140	$(28,605)	$5,083	$(2,926)	$17,952	$25,536

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	55

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Bond Fund		Cash Management			Global Bond Fund
(In thousands)	Six months ended 3-31-15 (Unaudited)	Year ended 9-30-14	Six months ended 3-31-15 (Unaudited)		Year ended 9-30-14	Six months ended 3-31-15 (Unaudited)	Year ended 9-30-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$14,403	$33,711	$128		$259	$13,852	$32,352
Net realized gain (loss) on investments	23,486	(2,220)	12		8	(1,246)	(2,683)
Net change in unrealized appreciation (depreciation)	(3,328)	7,870	—		—	(41,211)	6,837
Net Increase (Decrease) in Net Assets Resulting from Operations	34,561	39,361	140		267	(28,605)	36,506
Distributions to Shareholders From:
Net investment income:
Class A	(15,431)	(35,945)	(128)		(257)	(13,233)	(30,476)
Class B	(26)	(81)	—	*	— *	(32)	(97)
Class C	(83)	(233)	—	*	(2)	(141)	(361)
Class Y	(353)	(736)	N/A		N/A	(981)	(2,087)
Net realized gains:
Class A	—	—	—		—	—	—
Class B	—	—	—		—	—	—
Class C	—	—	—		—	—	—
Class Y	—	—	N/A		N/A	—	—
Total Distributions to Shareholders	(15,893)	(36,995)	(128)		(259)	(14,387)	(33,021)
Capital Share Transactions	(19,685)	(123,766)	33,208		(22,906)	(29,357)	(627)
Net Increase (Decrease) in Net Assets	(1,017)	(121,400)	33,220		(22,898)	(72,349)	2,858
Net Assets, Beginning of Period	1,278,788	1,400,188	1,277,045		1,299,943	853,120	850,262
Net Assets, End of Period	$1,277,771	$1,278,788	$1,310,265		$1,277,045	$780,771	$853,120
Undistributed net investment income	$272	$1,762	$—		$—	$1,022	$2,402

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2015

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Government Securities Fund		High Income Fund
(In thousands)	Six months ended 3-31-15 (Unaudited)	Year ended 9-30-14	Six months ended 3-31-15 (Unaudited)	Year ended 9-30-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,483	$4,108	$76,678	$151,317
Net realized gain (loss) on investments	2,484	(2,718)	(12,485)	50,904
Net change in unrealized appreciation (depreciation)	1,116	2,176	(67,119)	(40,283)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,083	3,566	(2,926)	161,938
Distributions to Shareholders From:
Net investment income:
Class A	(1,796)	(4,717)	(63,956)	(127,025)
Class B	(2)	(9)	(218)	(578)
Class C	(16)	(46)	(1,363)	(2,968)
Class Y	(22)	(50)	(10,778)	(21,618)
Net realized gains:
Class A	—	—	(37,341)	(44,351)
Class B	—	—	(158)	(268)
Class C	—	—	(906)	(1,196)
Class Y	—	—	(6,110)	(7,153)
Total Distributions to Shareholders	(1,836)	(4,822)	(120,830)	(205,157)
Capital Share Transactions	(6,697)	(88,054)	57,091	279,604
Net Increase (Decrease) in Net Assets	(3,450)	(89,310)	(66,665)	236,385
Net Assets, Beginning of Period	257,800	347,110	2,361,387	2,125,002
Net Assets, End of Period	$254,350	$257,800	$2,294,722	$2,361,387
Undistributed (distributions in excess of) net investment income	$(353)	$—	$—	$1

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	57

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Municipal Bond Fund		Municipal High Income Fund
(In thousands)	Six months ended 3-31-15 (Unaudited)	Year ended 9-30-14	Six months ended 3-31-15 (Unaudited)	Year ended 9-30-14
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$12,172	$27,437	$18,372	$38,773
Net realized loss on investments	(4,708)	(2,671)	(2,714)	(467)
Net change in unrealized appreciation	10,488	36,397	9,878	41,375
Net Increase in Net Assets Resulting from Operations	17,952	61,163	25,536	79,681
Distributions to Shareholders From:
Net investment income:
Class A	(12,049)	(28,159)	(17,756)	(37,293)
Class B	(8)	(23)	(20)	(61)
Class C	(146)	(406)	(446)	(1,037)
Class Y	N/A	N/A	N/A	N/A
Net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class Y	N/A	N/A	N/A	N/A
Total Distributions to Shareholders	(12,203)	(28,588)	(18,222)	(38,391)
Capital Share Transactions	19,681	(46,505)	54,145	46,960
Net Increase (Decrease) in Net Assets	25,430	(13,930)	61,459	88,250
Net Assets, Beginning of Period	865,015	878,945	810,498	722,248
Net Assets, End of Period	$890,445	$865,015	$871,957	$810,498
Undistributed net investment income	$1,563	$1,594	$1,474	$1,324

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2015

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2015	SEMIANNUAL REPORT	59

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$6.34	$0.07	$0.11	$0.18	$(0.08)	$—	$(0.08)
Year ended 9-30-2014	6.33	0.16	0.03	0.19	(0.18)	—	(0.18)
Year ended 9-30-2013	6.67	0.15	(0.32)	(0.17)	(0.17)	—	(0.17)
Year ended 9-30-2012	6.46	0.18	0.23	0.41	(0.20)	—	(0.20)
Year ended 9-30-2011	6.42	0.17	0.06	0.23	(0.19)	—	(0.19)
Year ended 9-30-2010	6.13	0.15	0.37	0.52	(0.23)	—	(0.23)
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	6.34	0.03	0.10	0.13	(0.04)	—	(0.04)
Year ended 9-30-2014	6.33	0.08	0.03	0.11	(0.10)	—	(0.10)
Year ended 9-30-2013	6.66	0.07	(0.31)	(0.24)	(0.09)	—	(0.09)
Year ended 9-30-2012	6.45	0.10	0.23	0.33	(0.12)	—	(0.12)
Year ended 9-30-2011	6.42	0.10	0.05	0.15	(0.12)	—	(0.12)
Year ended 9-30-2010	6.13	0.07	0.38	0.45	(0.16)	—	(0.16)
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	6.34	0.04	0.10	0.14	(0.05)	—	(0.05)
Year ended 9-30-2014	6.33	0.10	0.03	0.13	(0.12)	—	(0.12)
Year ended 9-30-2013	6.66	0.09	(0.31)	(0.22)	(0.11)	—	(0.11)
Year ended 9-30-2012	6.45	0.12	0.23	0.35	(0.14)	—	(0.14)
Year ended 9-30-2011	6.42	0.12	0.04	0.16	(0.13)	—	(0.13)
Year ended 9-30-2010	6.13	0.08	0.38	0.46	(0.17)	—	(0.17)
Class Y Shares
Six-month period ended 3-31-2015 (unaudited)	6.35	0.08	0.10	0.18	(0.09)	—	(0.09)
Year ended 9-30-2014	6.34	0.18	0.03	0.21	(0.20)	—	(0.20)
Year ended 9-30-2013	6.67	0.17	(0.31)	(0.14)	(0.19)	—	(0.19)
Year ended 9-30-2012	6.46	0.20	0.23	0.43	(0.22)	—	(0.22)
Year ended 9-30-2011	6.42	0.19	0.05	0.24	(0.20)	—	(0.20)
Year ended 9-30-2010	6.13	0.15	0.38	0.53	(0.24)	—	(0.24)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

60	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$6.44	2.85%	$1,245	0.96	%(4)	2.26	%(4)	0.97	%(4)	2.25	%(4)	47%
Year ended 9-30-2014	6.34	3.03	1,239	0.96		2.58		0.97		2.57		18
Year ended 9-30-2013	6.33	-2.48	1,365	0.94		2.32		0.95		2.31		28
Year ended 9-30-2012	6.67	6.24	1,584	0.96		2.74		0.97		2.73		24
Year ended 9-30-2011	6.46	3.65	1,329	0.97		2.73		0.98		2.72		61
Year ended 9-30-2010	6.42	8.61	1,217	0.99		2.24		1.00		2.23		26
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	6.43	2.05	4	2.26	(4)	0.97	(4)	—		—		47
Year ended 9-30-2014	6.34	1.70	4	2.25		1.30		—		—		18
Year ended 9-30-2013	6.33	-3.70	6	2.20		1.06		—		—		28
Year ended 9-30-2012	6.66	5.12	10	2.18		1.55		—		—		24
Year ended 9-30-2011	6.45	2.34	12	2.12		1.60		—		—		61
Year ended 9-30-2010	6.42	7.52	21	2.04		1.21		—		—		26
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	6.43	2.21	11	1.89	(4)	1.33	(4)	—		—		47
Year ended 9-30-2014	6.34	2.08	11	1.89		1.65		—		—		18
Year ended 9-30-2013	6.33	-3.35	14	1.84		1.42		—		—		28
Year ended 9-30-2012	6.66	5.44	20	1.85		1.85		—		—		24
Year ended 9-30-2011	6.45	2.58	17	1.87		1.84		—		—		61
Year ended 9-30-2010	6.42	7.69	20	1.87		1.37		—		—		26
Class Y Shares
Six-month period ended 3-31-2015 (unaudited)	6.44	2.84	18	0.66	(4)	2.57	(4)	—		—		47
Year ended 9-30-2014	6.35	3.33	25	0.67		2.87		—		—		18
Year ended 9-30-2013	6.34	-2.19	15	0.65		2.59		—		—		28
Year ended 9-30-2012	6.67	6.73	35	0.66		3.07		—		—		24
Year ended 9-30-2011	6.46	3.94	57	0.68		3.00		—		—		61
Year ended 9-30-2010	6.42	8.94	4	0.69		2.57		—		—		26

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	61

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CASH MANAGEMENT

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain on Investments	Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$1.00	$0.00	*	$0.00	$0.00	*	$—	*	$—		$—	*
Year ended 9-30-2014	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2013	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2012	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2011	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2010	1.00	0.00		0.00	0.00		—	*	—	*	—	*
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	1.00	0.00	*	0.00	0.00	*	—	*	—		—	*
Year ended 9-30-2014	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2013	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2012	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2011	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2010	1.00	0.00		0.00	0.00		—	*	—	*	—	*
Class C Shares(5)
Six-month period ended 3-31-2015 (unaudited)	1.00	0.00	*	0.00	0.00	*	—	*	—		—	*
Year ended 9-30-2014	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2013	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2012	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2011	1.00	0.00		0.00	0.00		—	*	—		—	*
Year ended 9-30-2010	1.00	0.00		0.00	0.00		—	*	—	*	—	*

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

62	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$1.00	0.01%	$1,305	0.17	%(4)	0.02	%(4)	0.81	%(4)	-0.62	%(4)
Year ended 9-30-2014	1.00	0.02	1,271	0.17		0.02		0.79		-0.60
Year ended 9-30-2013	1.00	0.02	1,290	0.25		0.02		0.82		-0.55
Year ended 9-30-2012	1.00	0.02	1,060	0.32		0.02		0.83		-0.49
Year ended 9-30-2011	1.00	0.02	1,097	0.34		0.02		0.79		-0.43
Year ended 9-30-2010	1.00	0.14	1,221	0.62		0.10		0.77		-0.05
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	1.00	0.01	1	0.17	(4)	0.02	(4)	1.86	(4)	-1.67	(4)
Year ended 9-30-2014	1.00	0.02	1	0.17		0.02		1.99		-1.80
Year ended 9-30-2013	1.00	0.02	2	0.26		0.02		1.33		-1.05
Year ended 9-30-2012	1.00	0.02	2	0.31		0.02		1.98		-1.65
Year ended 9-30-2011	1.00	0.02	4	0.34		0.02		1.81		-1.45
Year ended 9-30-2010	1.00	0.09	7	0.70		0.07		1.72		-0.95
Class C Shares(5)
Six-month period ended 3-31-2015 (unaudited)	1.00	0.01	4	0.17	(4)	0.02	(4)	1.61	(4)	-1.42	(4)
Year ended 9-30-2014	1.00	0.02	5	0.17		0.02		1.59		-1.40
Year ended 9-30-2013	1.00	0.02	8	0.24		0.02		1.63		-1.37
Year ended 9-30-2012	1.00	0.02	5	0.31		0.02		1.65		-1.32
Year ended 9-30-2011	1.00	0.02	9	0.34		0.02		1.67		-1.31
Year ended 9-30-2010	1.00	0.09	10	0.68		0.06		1.65		-0.91

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	63

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$3.90	$0.06	$(0.19)	$(0.13)	$(0.07)	$—	$(0.07)
Year ended 9-30-2014	3.88	0.15	0.02	0.17	(0.15)	—	(0.15)
Year ended 9-30-2013	4.01	0.16	(0.10)	0.06	(0.17)	(0.02)	(0.19)
Year ended 9-30-2012	3.88	0.17	0.13	0.30	(0.17)	—	(0.17)
Year ended 9-30-2011	4.05	0.16	(0.19)	(0.03)	(0.14)	—	(0.14)
Year ended 9-30-2010	3.82	0.16	0.15	0.31	(0.08)	—	(0.08)
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	3.89	0.04	(0.19)	(0.15)	(0.04)	—	(0.04)
Year ended 9-30-2014	3.88	0.10	0.01	0.11	(0.10)	—	(0.10)
Year ended 9-30-2013	4.01	0.11	(0.10)	0.01	(0.12)	(0.02)	(0.14)
Year ended 9-30-2012	3.88	0.12	0.13	0.25	(0.12)	—	(0.12)
Year ended 9-30-2011	4.05	0.11	(0.18)	(0.07)	(0.10)	—	(0.10)
Year ended 9-30-2010	3.82	0.12	0.15	0.27	(0.04)	—	(0.04)
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	3.90	0.05	(0.20)	(0.15)	(0.05)	—	(0.05)
Year ended 9-30-2014	3.88	0.12	0.02	0.14	(0.12)	—	(0.12)
Year ended 9-30-2013	4.01	0.13	(0.10)	0.03	(0.13)	(0.03)	(0.16)
Year ended 9-30-2012	3.88	0.13	0.13	0.26	(0.13)	—	(0.13)
Year ended 9-30-2011	4.05	0.12	(0.18)	(0.06)	(0.11)	—	(0.11)
Year ended 9-30-2010	3.82	0.14	0.14	0.28	(0.05)	—	(0.05)
Class Y Shares
Six-month period ended 3-31-2015 (unaudited)	3.90	0.07	(0.20)	(0.13)	(0.07)	—	(0.07)
Year ended 9-30-2014	3.88	0.16	0.03	0.19	(0.17)	—	(0.17)
Year ended 9-30-2013	4.02	0.18	(0.12)	0.06	(0.18)	(0.02)	(0.20)
Year ended 9-30-2012	3.88	0.18	0.14	0.32	(0.18)	—	(0.18)
Year ended 9-30-2011	4.06	0.17	(0.19)	(0.02)	(0.16)	—	(0.16)
Year ended 9-30-2010	3.83	0.17	0.16	0.33	(0.10)	—	(0.10)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

64	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$3.70	-3.44%	$715	1.17	%(4)	3.41	%(4)	1.19	%(4)	3.39	%(4)	5%
Year ended 9-30-2014	3.90	4.48	787	1.17		3.79		1.19		3.77		27
Year ended 9-30-2013	3.88	1.48	796	1.19		4.04		1.21		4.02		21
Year ended 9-30-2012	4.01	7.78	794	1.21		4.23		1.23		4.21		27
Year ended 9-30-2011	3.88	-0.72	778	1.18		3.93		1.20		3.91		30
Year ended 9-30-2010	4.05	8.24	762	1.19		4.09		1.21		4.07		28
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	3.70	-3.81	3	2.51	(4)	2.08	(4)	2.53	(4)	2.06	(4)	5
Year ended 9-30-2014	3.89	2.87	3	2.45		2.51		2.47		2.49		27
Year ended 9-30-2013	3.88	0.26	4	2.42		2.82		2.44		2.80		21
Year ended 9-30-2012	4.01	6.51	6	2.37		3.07		2.39		3.05		27
Year ended 9-30-2011	3.88	-1.77	8	2.26		2.84		2.28		2.82		30
Year ended 9-30-2010	4.05	7.21	13	2.16		3.13		2.18		3.11		28
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	3.70	-3.80	9	1.95	(4)	2.64	(4)	1.97	(4)	2.62	(4)	5
Year ended 9-30-2014	3.90	3.63	11	2.00		2.96		2.02		2.94		27
Year ended 9-30-2013	3.88	0.62	12	2.00		3.22		2.02		3.20		21
Year ended 9-30-2012	4.01	6.89	14	2.03		3.40		2.05		3.38		27
Year ended 9-30-2011	3.88	-1.52	16	2.02		3.10		2.04		3.08		30
Year ended 9-30-2010	4.05	7.37	19	2.01		3.57		2.03		3.55		28
Class Y Shares
Six-month period ended 3-31-2015 (unaudited)	3.70	-3.29	54	0.81	(4)	3.78	(4)	0.83	(4)	3.76	(4)	5
Year ended 9-30-2014	3.90	4.88	52	0.80		4.15		0.82		4.13		27
Year ended 9-30-2013	3.88	1.86	38	0.80		4.42		0.82		4.40		21
Year ended 9-30-2012	4.02	8.22	41	0.81		4.61		0.83		4.59		27
Year ended 9-30-2011	3.88	-0.59	45	0.81		4.31		0.83		4.29		30
Year ended 9-30-2010	4.06	8.63	3	0.82		4.19		0.84		4.17		28

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	65

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GOVERNMENT SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$5.49	$0.03		$0.08	$0.11	$(0.04)	$—	$(0.04)
Year ended 9-30-2014	5.51	0.08		(0.01)	0.07	(0.09)	—	(0.09)
Year ended 9-30-2013	5.85	0.07		(0.29)	(0.22)	(0.09)	(0.03)	(0.12)
Year ended 9-30-2012	5.89	0.10		0.03	0.13	(0.12)	(0.05)	(0.17)
Year ended 9-30-2011	5.90	0.14		0.07	0.21	(0.15)	(0.07)	(0.22)
Year ended 9-30-2010	5.68	0.18		0.22	0.40	(0.18)	—	(0.18)
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	5.49	0.00	*	0.08	0.08	(0.01)	—	(0.01)
Year ended 9-30-2014	5.51	0.01		0.00	0.01	(0.03)	—	(0.03)
Year ended 9-30-2013	5.85	0.01		(0.29)	(0.28)	(0.03)	(0.03)	(0.06)
Year ended 9-30-2012	5.89	0.03		0.03	0.06	(0.05)	(0.05)	(0.10)
Year ended 9-30-2011	5.90	0.08		0.07	0.15	(0.09)	(0.07)	(0.16)
Year ended 9-30-2010	5.68	0.12		0.22	0.34	(0.12)	—	(0.12)
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	5.49	0.01		0.08	0.09	(0.02)	—	(0.02)
Year ended 9-30-2014	5.51	0.03		0.00	0.03	(0.05)	—	(0.05)
Year ended 9-30-2013	5.85	0.03		(0.29)	(0.26)	(0.05)	(0.03)	(0.08)
Year ended 9-30-2012	5.89	0.05		0.03	0.08	(0.07)	(0.05)	(0.12)
Year ended 9-30-2011	5.90	0.09		0.07	0.16	(0.10)	(0.07)	(0.17)
Year ended 9-30-2010	5.68	0.13		0.22	0.35	(0.13)	—	(0.13)
Class Y Shares
Six-month period ended 3-31-2015 (unaudited)	5.49	0.04		0.08	0.12	(0.05)	—	(0.05)
Year ended 9-30-2014	5.51	0.10		(0.01)	0.09	(0.11)	—	(0.11)
Year ended 9-30-2013	5.85	0.09		(0.29)	(0.20)	(0.11)	(0.03)	(0.14)
Year ended 9-30-2012	5.89	0.11		0.03	0.14	(0.13)	(0.05)	(0.18)
Year ended 9-30-2011	5.90	0.14		0.09	0.23	(0.17)	(0.07)	(0.24)
Year ended 9-30-2010	5.68	0.19		0.22	0.41	(0.19)	—	(0.19)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

66	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$5.56	2.02%	$246	1.03	%(4)	1.19	%(4)	1.09	%(4)	1.13	%(4)	43%
Year ended 9-30-2014	5.49	1.35	249	1.02		1.45		1.06		1.41		3
Year ended 9-30-2013	5.51	-3.80	336	1.00		1.31		1.06		1.25		26
Year ended 9-30-2012	5.85	2.20	456	0.99		1.65		1.05		1.59		37
Year ended 9-30-2011	5.89	3.84	415	1.01		2.44		1.07		2.38		77
Year ended 9-30-2010	5.90	7.03	402	1.00		2.95		1.06		2.89		60
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	5.56	1.43	1	2.20	(4)	0.02	(4)	2.24	(4)	-0.02	(4)	43
Year ended 9-30-2014	5.49	0.13	2	2.23		0.24		2.27		0.20		3
Year ended 9-30-2013	5.51	-4.88	2	2.13		0.18		2.17		0.14		26
Year ended 9-30-2012	5.85	1.06	4	2.13		0.53		2.17		0.49		37
Year ended 9-30-2011	5.89	2.69	5	2.10		1.34		2.14		1.30		77
Year ended 9-30-2010	5.90	6.02	8	1.95		2.03		1.99		1.99		60
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	5.56	1.60	5	1.86	(4)	0.36	(4)	1.90	(4)	0.32	(4)	43
Year ended 9-30-2014	5.49	0.49	5	1.87		0.60		1.91		0.56		3
Year ended 9-30-2013	5.51	-4.56	7	1.79		0.52		1.83		0.48		26
Year ended 9-30-2012	5.85	1.37	11	1.81		0.83		1.85		0.79		37
Year ended 9-30-2011	5.89	2.97	10	1.84		1.60		1.88		1.56		77
Year ended 9-30-2010	5.90	6.18	13	1.81		2.18		1.85		2.14		60
Class Y Shares
Six-month period ended 3-31-2015 (unaudited)	5.56	2.19	2	0.70	(4)	1.52	(4)	0.74	(4)	1.48	(4)	43
Year ended 9-30-2014	5.49	1.67	2	0.69		1.78		0.73		1.74		3
Year ended 9-30-2013	5.51	-3.50	2	0.69		1.63		0.73		1.59		26
Year ended 9-30-2012	5.85	2.53	19	0.68		1.97		0.72		1.93		37
Year ended 9-30-2011	5.89	4.17	28	0.69		2.67		0.73		2.63		77
Year ended 9-30-2010	5.90	7.37	3	0.70		3.30		0.74		3.26		60

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	67

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$7.52	$0.24	$(0.25)	$(0.01)	$(0.24)	$(0.14)	$(0.38)
Year ended 9-30-2014	7.66	0.51	0.05	0.56	(0.51)	(0.19)	(0.70)
Year ended 9-30-2013	7.43	0.56	0.24	0.80	(0.57)	—	(0.57)
Year ended 9-30-2012	6.61	0.56	0.83	1.39	(0.57)	—	(0.57)
Year ended 9-30-2011	6.92	0.55	(0.31)	0.24	(0.55)	—	(0.55)
Year ended 9-30-2010	6.56	0.55	0.36	0.91	(0.55)	—	(0.55)
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	7.52	0.20	(0.25)	(0.05)	(0.20)	(0.14)	(0.34)
Year ended 9-30-2014	7.66	0.42	0.05	0.47	(0.42)	(0.19)	(0.61)
Year ended 9-30-2013	7.43	0.48	0.23	0.71	(0.48)	—	(0.48)
Year ended 9-30-2012	6.61	0.49	0.82	1.31	(0.49)	—	(0.49)
Year ended 9-30-2011	6.92	0.47	(0.31)	0.16	(0.47)	—	(0.47)
Year ended 9-30-2010	6.56	0.48	0.36	0.84	(0.48)	—	(0.48)
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	7.52	0.21	(0.25)	(0.04)	(0.21)	(0.14)	(0.35)
Year ended 9-30-2014	7.66	0.45	0.05	0.50	(0.45)	(0.19)	(0.64)
Year ended 9-30-2013	7.43	0.50	0.24	0.74	(0.51)	—	(0.51)
Year ended 9-30-2012	6.61	0.51	0.83	1.34	(0.52)	—	(0.52)
Year ended 9-30-2011	6.92	0.49	(0.31)	0.18	(0.49)	—	(0.49)
Year ended 9-30-2010	6.56	0.50	0.36	0.86	(0.50)	—	(0.50)
Class Y Shares
Six-month period ended 3-31-2015 (unaudited)	7.52	0.25	(0.25)	0.00	(0.25)	(0.14)	(0.39)
Year ended 9-30-2014	7.66	0.53	0.05	0.58	(0.53)	(0.19)	(0.72)
Year ended 9-30-2013	7.43	0.58	0.24	0.82	(0.59)	—	(0.59)
Year ended 9-30-2012	6.61	0.59	0.82	1.41	(0.59)	—	(0.59)
Year ended 9-30-2011	6.92	0.57	(0.31)	0.26	(0.57)	—	(0.57)
Year ended 9-30-2010	6.56	0.57	0.36	0.93	(0.57)	—	(0.57)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

68	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$7.13	-0.03%	$1,928	1.00	%(4)	6.68	%(4)	1.01	%(4)	6.67	%(4)	21%
Year ended 9-30-2014	7.52	7.47	1,977	1.00		6.57		1.01		6.56		65
Year ended 9-30-2013	7.66	11.01	1,782	1.03		7.39		1.04		7.38		92
Year ended 9-30-2012	7.43	21.79	1,566	1.07		7.97		1.09		7.95		81
Year ended 9-30-2011	6.61	3.22	1,232	1.08		7.74		1.10		7.72		98
Year ended 9-30-2010	6.92	14.46	1,222	1.09		8.20		1.11		8.18		97
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	7.13	-0.60	7	2.16	(4)	5.51	(4)	2.17	(4)	5.50	(4)	21
Year ended 9-30-2014	7.52	6.29	9	2.11		5.50		2.12		5.49		65
Year ended 9-30-2013	7.66	9.78	11	2.14		6.31		2.15		6.30		92
Year ended 9-30-2012	7.43	20.45	14	2.19		6.90		2.21		6.88		81
Year ended 9-30-2011	6.61	2.11	15	2.15		6.65		2.17		6.63		98
Year ended 9-30-2010	6.92	13.28	21	2.14		7.15		2.16		7.13		97
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	7.13	-0.43	44	1.78	(4)	5.89	(4)	1.79	(4)	5.88	(4)	21
Year ended 9-30-2014	7.52	6.65	50	1.77		5.81		1.78		5.80		65
Year ended 9-30-2013	7.66	10.15	47	1.80		6.60		1.81		6.59		92
Year ended 9-30-2012	7.43	20.83	38	1.87		7.16		1.89		7.14		81
Year ended 9-30-2011	6.61	2.38	28	1.89		6.92		1.91		6.90		98
Year ended 9-30-2010	6.92	13.53	29	1.91		7.39		1.93		7.37		97
Class Y Shares
Six-month period ended 3-31-2015 (unaudited)	7.13	0.10	316	0.73	(4)	6.94	(4)	0.74	(4)	6.93	(4)	21
Year ended 9-30-2014	7.52	7.76	325	0.73		6.83		0.74		6.82		65
Year ended 9-30-2013	7.66	11.33	285	0.75		7.66		0.76		7.65		92
Year ended 9-30-2012	7.43	22.16	214	0.77		8.27		0.79		8.25		81
Year ended 9-30-2011	6.61	3.53	127	0.77		8.04		0.79		8.02		98
Year ended 9-30-2010	6.92	14.82	110	0.78		8.51		0.80		8.49		97

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	69

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$7.59	$0.11	$0.05	$0.16	$(0.11)	$—	$(0.11)
Year ended 9-30-2014	7.30	0.24	0.30	0.54	(0.25)	—	(0.25)
Year ended 9-30-2013	7.74	0.24	(0.45)	(0.21)	(0.23)	—	(0.23)
Year ended 9-30-2012	7.36	0.28	0.38	0.66	(0.28)	—	(0.28)
Year ended 9-30-2011	7.42	0.30	(0.06)	0.24	(0.30)	—	(0.30)
Year ended 9-30-2010	7.27	0.30	0.15	0.45	(0.30)	—	(0.30)
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	7.57	0.07	0.05	0.12	(0.07)	—	(0.07)
Year ended 9-30-2014	7.29	0.17	0.29	0.46	(0.18)	—	(0.18)
Year ended 9-30-2013	7.72	0.16	(0.44)	(0.28)	(0.15)	—	(0.15)
Year ended 9-30-2012	7.35	0.20	0.37	0.57	(0.20)	—	(0.20)
Year ended 9-30-2011	7.41	0.23	(0.06)	0.17	(0.23)	—	(0.23)
Year ended 9-30-2010	7.26	0.23	0.15	0.38	(0.23)	—	(0.23)
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	7.58	0.07	0.04	0.11	(0.07)	—	(0.07)
Year ended 9-30-2014	7.29	0.18	0.30	0.48	(0.19)	—	(0.19)
Year ended 9-30-2013	7.73	0.17	(0.44)	(0.27)	(0.17)	—	(0.17)
Year ended 9-30-2012	7.35	0.21	0.38	0.59	(0.21)	—	(0.21)
Year ended 9-30-2011	7.41	0.24	(0.07)	0.17	(0.23)	—	(0.23)
Year ended 9-30-2010	7.26	0.24	0.15	0.39	(0.24)	—	(0.24)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived for reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

70	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$7.64	2.07%	$874	0.87	%(4)	2.78	%(4)	0.90	%(4)	2.75	%(4)	4%
Year ended 9-30-2014	7.59	7.56	849	0.87		3.25		0.90		3.22		5
Year ended 9-30-2013	7.30	-2.69	860	0.86		3.09		0.89		3.06		9
Year ended 9-30-2012	7.74	8.95	942	0.86		3.62		0.90		3.58		7
Year ended 9-30-2011	7.36	3.40	774	0.87		4.22		0.91		4.18		5
Year ended 9-30-2010	7.42	6.45	741	0.87		4.15		0.91		4.11		13
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	7.62	1.59	1	1.83	(4)	1.83	(4)	1.85	(4)	1.81	(4)	4
Year ended 9-30-2014	7.57	6.36	1	1.84		2.29		1.87		2.26		5
Year ended 9-30-2013	7.29	-3.67	1	1.88		2.07		1.90		2.05		9
Year ended 9-30-2012	7.72	7.86	1	1.85		2.66		1.87		2.64		7
Year ended 9-30-2011	7.35	2.41	2	1.84		3.25		1.87		3.22		5
Year ended 9-30-2010	7.41	5.44	2	1.82		3.21		1.85		3.18		13
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	7.62	1.51	15	1.75	(4)	1.91	(4)	1.77	(4)	1.89	(4)	4
Year ended 9-30-2014	7.58	6.63	15	1.73		2.39		1.76		2.36		5
Year ended 9-30-2013	7.29	-3.50	18	1.70		2.24		1.72		2.22		9
Year ended 9-30-2012	7.73	7.99	22	1.73		2.73		1.75		2.71		7
Year ended 9-30-2011	7.35	2.50	13	1.75		3.34		1.78		3.31		5
Year ended 9-30-2010	7.41	5.54	14	1.73		3.28		1.76		3.25		13

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	71

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$4.93	$0.11	$0.04	$0.15	$(0.11)	$—	$(0.11)
Year ended 9-30-2014	4.67	0.24	0.26	0.50	(0.24)	—	(0.24)
Year ended 9-30-2013	5.03	0.23	(0.36)	(0.13)	(0.23)	—	(0.23)
Year ended 9-30-2012	4.74	0.24	0.29	0.53	(0.24)	—	(0.24)
Year ended 9-30-2011	4.87	0.26	(0.12)	0.14	(0.27)	—	(0.27)
Year ended 9-30-2010	4.70	0.26	0.17	0.43	(0.26)	—	(0.26)
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	4.93	0.08	0.04	0.12	(0.08)	—	(0.08)
Year ended 9-30-2014	4.67	0.20	0.25	0.45	(0.19)	—	(0.19)
Year ended 9-30-2013	5.03	0.18	(0.36)	(0.18)	(0.18)	—	(0.18)
Year ended 9-30-2012	4.74	0.20	0.29	0.49	(0.20)	—	(0.20)
Year ended 9-30-2011	4.87	0.22	(0.13)	0.09	(0.22)	—	(0.22)
Year ended 9-30-2010	4.70	0.22	0.17	0.39	(0.22)	—	(0.22)
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	4.93	0.09	0.04	0.13	(0.09)	—	(0.09)
Year ended 9-30-2014	4.67	0.20	0.26	0.46	(0.20)	—	(0.20)
Year ended 9-30-2013	5.03	0.19	(0.36)	(0.17)	(0.19)	—	(0.19)
Year ended 9-30-2012	4.74	0.20	0.29	0.49	(0.20)	—	(0.20)
Year ended 9-30-2011	4.87	0.22	(0.12)	0.10	(0.23)	—	(0.23)
Year ended 9-30-2010	4.70	0.23	0.16	0.39	(0.22)	—	(0.22)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived for reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

72	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2015 (unaudited)	$4.97	3.02%	$846	0.89	%(4)	4.39	%(4)	0.91	%(4)	4.37	%(4)	4%
Year ended 9-30-2014	4.93	11.03	785	0.90		5.12		0.93		5.09		8
Year ended 9-30-2013	4.67	-2.80	693	0.89		4.57		0.91		4.55		19
Year ended 9-30-2012	5.03	11.51	791	0.89		4.95		0.92		4.92		6
Year ended 9-30-2011	4.74	3.11	639	0.89		5.65		0.92		5.62		14
Year ended 9-30-2010	4.87	9.49	658	0.89		5.62		0.93		5.58		16
Class B Shares(5)
Six-month period ended 3-31-2015 (unaudited)	4.97	2.53	1	1.86	(4)	3.43	(4)	1.88	(4)	3.41	(4)	4
Year ended 9-30-2014	4.93	9.95	1	1.88		4.15		1.91		4.12		8
Year ended 9-30-2013	4.67	-3.75	2	1.88		3.58		1.90		3.56		19
Year ended 9-30-2012	5.03	10.45	2	1.84		4.03		1.87		4.00		6
Year ended 9-30-2011	4.74	2.16	2	1.83		4.72		1.86		4.69		14
Year ended 9-30-2010	4.87	8.51	3	1.79		4.71		1.82		4.68		16
Class C Shares
Six-month period ended 3-31-2015 (unaudited)	4.97	2.59	25	1.72	(4)	3.56	(4)	1.74	(4)	3.54	(4)	4
Year ended 9-30-2014	4.93	10.11	24	1.73		4.29		1.76		4.26		8
Year ended 9-30-2013	4.67	-3.58	27	1.70		3.76		1.72		3.74		19
Year ended 9-30-2012	5.03	10.58	32	1.72		4.10		1.75		4.07		6
Year ended 9-30-2011	4.74	2.23	21	1.75		4.80		1.78		4.77		14
Year ended 9-30-2010	4.87	8.56	23	1.74		4.76		1.77		4.73		16

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	73

NOTES TO FINANCIAL STATEMENTS

Waddell & Reed Advisors Funds	MARCH 31, 2015 (UNAUDITED)

1.	ORGANIZATION

Waddell & Reed Advisors Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Waddell & Reed Advisors Bond Fund, Waddell & Reed Advisors Cash Management, Waddell & Reed Advisors Global Bond Fund, Waddell & Reed Advisors Government Securities Fund, Waddell & Reed Advisors High Income Fund, Waddell & Reed Advisors Municipal Bond Fund and Waddell & Reed Advisors Municipal High Income Fund (each, a “Fund”) are seven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information. The investment manager to each Fund is Waddell & Reed Investment Management Company (“WRIMCO” or the “Manager”).

Each Fund (except Cash Management, Municipal Bond Fund and Municipal High Income Fund, which do not offer Class Y shares) offers Class A, Class B, Class C and Class Y shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Waddell & Reed Advisors Funds. Class C shares of Cash Management are closed to direct investment. Class A shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, Class B and Class C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares or Class A shares of Cash Management. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended March 31, 2015, management believes that no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2009.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be

74	SEMIANNUAL REPORT	2015

physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rate (“LIBOR”) rates or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.

2015	SEMIANNUAL REPORT	75

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO considers advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

New Rule Issuance. In July 2014, the SEC issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Funds’ financial statements and related disclosures.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and other assets are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Waddell & Reed Advisors Cash Management and short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

76	SEMIANNUAL REPORT	2015

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or assets are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities were sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads,

2015	SEMIANNUAL REPORT	77

fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE provided by an independent pricing service. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

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Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of March 31, 2015, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

2015	SEMIANNUAL REPORT	79

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Swap Agreements. Certain Funds may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. FASB Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity that has financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following tables present financial instruments subject to master netting agreements as of March 31, 2015:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Global Bond Fund
Unrealized appreciation on forward foreign currency contracts(1)	$198	$—	$198	$—	$(198)	$—	$—
High Income Fund
Unrealized appreciation on forward foreign currency contracts(1)	$3,034	$—	$3,034	$(168)	$(250)	$(2,274)	$342

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
High Income Fund
Unrealized depreciation on forward foreign currency contracts(1)	$168	$—	$168	$(168)	$—	$—	$—

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

80	SEMIANNUAL REPORT	2015

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2015:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Global Bond Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$192		$—
	Interest rate	Unrealized appreciation on futures contracts*	471		—
High Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	113		—

*	The value presented includes the cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of March 31,2015.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended March 31, 2015:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Bond Fund	Interest rate	$—	$—	$(5,593)	$—	$—	$(5,593)
Global Bond Fund	Foreign currency	—	—	—	—	743	743
	Interest rate	—	—	(662)	—	—	(662)
Government Securities Fund	Interest rate	—	—	(489)	—	—	(489)
High Income Fund	Foreign currency	—	—	—	—	2,235	2,235

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended March 31, 2015:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Bond Fund	Interest rate	$—	$—	$(801)	$—	$—	$(801)
Global Bond Fund	Foreign currency	—	—	—	—	329	329
	Interest rate	—	—	471	—	—	471
Government Securities Fund	Interest rate	—	—	(168)	—	—	(168)
High Income Fund	Foreign currency	—	—	—	—	(256)	(256)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended March 31, 2015, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Bond Fund	$—	$—	$40,103	$—	$—	$—
Global Bond Fund	74	9,140	—	—	—	—
Government Securities Fund	—	—	6,360	—	—	—
High Income Fund	219	—	—	—	—	—

(1)	Average value outstanding during the period.
(2)	Average notional amount outstanding during the period.

The derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations and Notes to Schedule of Investments, serve as indicators of the volume of derivative activity for the Funds.

2015	SEMIANNUAL REPORT	81

Objectives and Strategies

Bond Fund. The Fund’s objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Fund primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen the duration of the Fund.

Global Bond Fund. The Fund’s objectives in using derivatives during the period were to manage the exposure to various foreign currencies and to mitigate the impact of rising interest rates. To manage the exposure to various foreign currencies, the Fund utilized forward contracts to either hedge a position held by the Fund, to gain exposure to a currency where a foreign bond is not available, or to take a fundamental position long or short in a particular currency. To mitigate the impact of rising interest rates, the Fund utilized Treasury futures.

Government Securities Fund. The Fund’s objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Fund primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen the duration of the Fund.

High Income Fund. The Fund’s objective in using derivatives during the period was to hedge the exposure to foreign currencies from securities held in the portfolio. To achieve this objective, the Fund utilized forward contracts.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	Over $1,500M
Bond Fund	0.525%	0.500%	0.450%	0.400%
Cash Management	0.400	0.400	0.400	0.400
Global Bond Fund	0.625	0.600	0.550	0.500
Government Securities Fund	0.500	0.450	0.400	0.350
High Income Fund	0.625	0.600	0.550	0.500
Municipal Bond Fund	0.525	0.500	0.450	0.400
Municipal High Income Fund	0.525	0.500	0.450	0.400

Effective October 1, 2006, under terms of a settlement agreement, the management fee is payable at the following annual rates for those Funds included in the settlement agreement until September 30, 2016:

Fund (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	Over $1,500M
Bond Fund(1)	0.485%	0.500%	0.450%	0.400%
Global Bond Fund	0.590	0.600	0.550	0.500
Government Securities Fund	0.460	0.450	0.400	0.350
High Income Fund	0.575	0.600	0.550	0.500
Municipal Bond Fund	0.485	0.500	0.450	0.400
Municipal High Income Fund	0.485	0.500	0.450	0.400

(1)	Effective October 8, 2007, upon completion of the merger of Limited-Term Bond Fund into Bond Fund, the management fee for Bond Fund is as follows: 0.475% of net assets up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

WRIMCO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

Accounting Services Fees. The Trust has an Accounting Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund (except Cash Management) pays a monthly fee of $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. Cash Management pays a monthly fee of $1.75 for each

82	SEMIANNUAL REPORT	2015

shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Government Securities Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Fund, other than Cash Management, may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is paid daily to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class either directly or by third parties. For each of Bond Fund, Government Securities Fund, Municipal Bond Fund and Municipal High Income Fund, the Board of Trustees has limited payments to 0.237%, 0.232%, 0.237% and 0.247%, respectively, of the Fund’s average Class A net assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Trust for Class B and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Trust’s shares, W&R receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended March 31, 2015, W&R received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC						Commissions Paid(1)
		Class A		Class B		Class C

Bond Fund	$291	$—	*	$1		$1		$198
Cash Management	—	1,295		1		—	*	52,692
Global Bond Fund	147	—	*	1		—	*	105
Government Securities Fund	59	1		—	*	—	*	41
High Income Fund	774	2		2		4		555
Municipal Bond Fund	218	—	*	1		1		169
Municipal High Income Fund	422	8		—	*	2		396

*	Not shown due to rounding.

(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. During the period ended March 31, 2015, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Global Bond Fund	$87
Government Securities Fund	51
High Income Fund	124
Municipal Bond Fund	100
Municipal High Income Fund	100

For each of Bond Fund, Government Securities Fund, Municipal Bond Fund and Municipal High Income Fund, the Board of Trustees has limited Rule 12b-1 payments to 0.237%, 0.232%, 0.237% and 0.247%, respectively, of the Fund’s average Class A net assets on an annual basis. During the period ended March 31, 2015, the following amounts represent the difference between 0.25% and the reduced Rule 12b-1 fees:

Bond Fund	$80
Government Securities Fund	22
Municipal Bond Fund	56
Municipal High Income Fund	12

2015	SEMIANNUAL REPORT	83

WRIMCO has voluntarily agreed to reimburse sufficient expenses of any class of Cash Management to maintain a minimum annualized yield of 0.02%. This reimbursement serves to reduce shareholder servicing and/or distribution and service fees. For the period ended March 31, 2015, the following expenses were reimbursed:

Cash Management, Class A	$4,082
Cash Management, Class B	6
Cash Management, Class C	35

Any amounts due to the funds as a reimbursement but not paid as of March 31, 2015 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust and the Advisors Fund Complex (Ivy Funds, Ivy Funds Variable Insurance Portfolios and InvestEd Portfolios); referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended March 31, 2015.

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2015, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Bond Fund	$160,715	$400,769	$141,880	$487,042
Cash Management	—	—	—	—
Global Bond Fund	—	35,633	137	100,356
Government Securities Fund	99,596	—	133,068	—
High Income Fund	—	456,682	—	456,021
Municipal Bond Fund	—	34,458	—	31,538
Municipal High Income Fund	—	29,587	—	28,562

8.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Bond Fund				Cash Management
	Six months ended 3-31-15		Year ended 9-30-14		Six months ended 3-31-15		Year ended 9-30-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	21,445	$136,938	42,642	$271,479	2,891,961	$2,891,961	5,763,103	$5,763,103
Class B	12	78	38	239	496	496	802	802
Class C	151	964	244	1,551	1,558	1,558	4,289	4,289
Class Y	296	1,896	1,965	12,468	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	2,381	15,163	5,550	35,289	134	134	267	267
Class B	4	26	13	81	— *	— *	— *	— *
Class C	13	81	36	228	— *	— *	1	1
Class Y	55	352	115	733	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(25,531)	(162,957)	(68,303)	(434,504)	(2,858,096)	(2,858,096)	(5,782,093)	(5,782,093)
Class B	(124)	(791)	(369)	(2,344)	(479)	(479)	(1,641)	(1,641)
Class C	(211)	(1,344)	(846)	(5,375)	(2,366)	(2,366)	(7,634)	(7,634)
Class Y	(1,567)	(10,091)	(567)	(3,611)	N/A	N/A	N/A	N/A
Net increase (decrease)	(3,076)	$(19,685)	(19,482)	$(123,766)	33,208	$33,208	(22,906)	$(22,906)

*	Not shown due to rounding.

84	SEMIANNUAL REPORT	2015

	Global Bond Fund				Government Securities Fund
	Six months ended 3-31-15		Year ended 9-30-14		Six months ended 3-31-15		Year ended 9-30-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	18,258	$68,678	44,880	$175,654	6,811	$37,734	10,038	$55,197
Class B	18	70	98	385	6	36	9	48
Class C	227	864	601	2,353	172	952	242	1,333
Class Y	1,941	7,257	4,581	17,892	39	216	69	379
Shares issued in reinvestment of distributions to shareholders:
Class A	3,454	12,983	7,655	29,892	322	1,783	818	4,498
Class B	9	32	25	97	1	2	2	9
Class C	36	135	89	346	3	18	8	44
Class Y	260	978	533	2,082	4	22	9	50
Shares redeemed:
Class A	(30,454)	(114,138)	(55,577)	(217,303)	(8,192)	(45,359)	(26,507)	(145,731)
Class B	(161)	(603)	(411)	(1,607)	(48)	(267)	(133)	(730)
Class C	(598)	(2,234)	(1,129)	(4,418)	(250)	(1,386)	(506)	(2,783)
Class Y	(901)	(3,379)	(1,532)	(6,000)	(81)	(448)	(67)	(368)
Net decrease	(7,911)	$(29,357)	(187)	$(627)	(1,213)	$(6,697)	(16,018)	$(88,054)

	High Income Fund				Municipal Bond Fund
	Six months ended 3-31-15		Year ended 9-30-14		Six months ended 3-31-15		Year ended 9-30-14
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	24,918	$180,252	60,219	$463,252	10,910	$83,152	16,404	$121,800
Class B	26	190	134	1,028	1	7	2	13
Class C	491	3,558	2,255	17,344	229	1,741	295	2,192
Class Y	3,528	25,458	9,660	74,357	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	13,436	96,544	21,117	161,837	1,436	10,939	3,444	25,443
Class B	52	371	108	831	1	8	3	23
Class C	296	2,126	505	3,867	19	141	53	393
Class Y	2,347	16,870	3,742	28,684	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(30,922)	(223,847)	(51,079)	(392,935)	(9,700)	(74,002)	(25,700)	(189,653)
Class B	(241)	(1,739)	(531)	(4,080)	(7)	(55)	(33)	(242)
Class C	(1,216)	(8,801)	(2,287)	(17,597)	(296)	(2,250)	(878)	(6,474)
Class Y	(4,709)	(33,891)	(7,431)	(56,984)	N/A	N/A	N/A	N/A
Net increase (decrease)	8,006	$57,091	36,412	$279,604	2,593	$19,681	(6,410)	$(46,505)

	Municipal High Income Fund
	Six months ended 3-31-15		Year ended 9-30-14
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	20,817	$103,414	33,335	$158,108
Class B	2	11	6	29
Class C	801	3,965	810	3,860
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	2,935	14,576	6,351	30,360
Class B	4	20	12	58
Class C	81	404	195	929
Class Y	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(12,936)	(64,219)	(29,020)	(137,191)
Class B	(47)	(232)	(107)	(512)
Class C	(765)	(3,794)	(1,839)	(8,681)
Class Y	N/A	N/A	N/A	N/A
Net increase	10,892	$54,145	9,743	$46,960

2015	SEMIANNUAL REPORT	85

9.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations. At March 31, 2015, there were no outstanding bridge loan commitments.

10.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Fund	$1,231,073	$48,598	$13,953	$34,645
Cash Management	1,317,428	—	—	—
Global Bond Fund	813,735	22,095	62,677	(40,582)
Government Securities Fund	249,198	4,344	483	3,861
High Income Fund	2,305,457	36,526	93,001	(56,475)
Municipal Bond Fund	817,136	90,763	5,400	85,363
Municipal High Income Fund	829,387	73,136	35,345	37,791

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended September 30, 2014 and the post-October and late-year ordinary activity were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Bond Fund	$36,995	$1,995	$—	$—	$—	$1,236	$—
Cash Management	258	270	—	—	—	—	—
Global Bond Fund	33,022	2,509	—	—	—	2,833	—
Government Securities Fund	4,778	145	—	—	—	3,077	—
High Income Fund	156,291	15,150	48,542	30,102	—	—	—
Municipal Bond Fund	28,588	1,106	—	—	—	4,008	—
Municipal High Income Fund	38,275	340	—	—	—	689	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2014 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was September 30, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended September 30, 2014:

						Post-Enactment
	Pre-Enactment					Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Fund	2015	2016	2017	2018	2019
Bond Fund	$—	$—	$—	$4,462	$—	$287	$—
Cash Management	—	—	—	187	215	—	—
Global Bond Fund	—	—	—	—	—	127	6,334
Government Securities Fund	—	—	—	—	—	781	—
High Income Fund	—	—	—	—	—	—	—
Municipal Bond Fund	1,919	—	—	53	56	—	—
Municipal High Income Fund	420	—	504	16,061	—	1,047	2,591

86	SEMIANNUAL REPORT	2015

11.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, “Waddell & Reed”) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (“SEC Order”), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

Pursuant to the terms of the SEC order, the $50 million in disgorgement and civil penalties, plus accrued interest (“Fair Fund”), must be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R and as approved by the SEC, using a distribution methodology acceptable to the Funds’ Disinterested Trustees. The SEC Order also required that the independent distribution consultant develop the distribution methodology pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. On July 15, 2014, the SEC ordered that the Fair Fund be distributed to investors as provided for in the distribution plan.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order and the distribution plan are available on the SEC’s website at www.sec.gov.

2015	SEMIANNUAL REPORT	87

PROXY VOTING INFORMATION

Waddell & Reed Advisors Funds

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed Advisors Funds

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Waddell & Reed Advisors Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial adviser or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

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90	SEMIANNUAL REPORT	2015

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus, or summary prospectus, carefully before investing.

2015	SEMIANNUAL REPORT	91

SEMIANN-WRA-FI (3-15)

ITEM 2.     CODE OF ETHICS.

Required in annual report only.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required

2

to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds (Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: June 4, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: June 4, 2015